--------------------------------------------------------------------------------

                     IMPORTANT NOTICE: PLEASE VOTE USING THE
                   ENCLOSED PROXY BALLOT AS SOON AS POSSIBLE.

            FOR YOUR CONVENIENCE, YOU MAY VOTE BY CALLING SHAREHOLDER
        COMMUNICATIONS CORP. ("SCC") TOLL-FREE AT 1-800-733-8481 EXT. 448
                FROM 6:00 A.M. TO 8:00 P.M. PACIFIC TIME. YOU MAY
                 ALSO VOTE BY FAXING THE FRONT AND BACK OF YOUR
                     PROXY BALLOT TO SCC AT 1-800-733-1885.

                 A CONFIRMATION OF YOUR TELEPHONIC OR FACSIMILE
                            VOTE WILL BE SENT TO YOU.

--------------------------------------------------------------------------------

                             MASTERWORKS FUNDS INC.
                                111 CENTER STREET
                           LITTLE ROCK, ARKANSAS 72201


                                OCTOBER 26, 1998

Dear Shareholder:

              We are pleased to invite you to a Special Meeting of the Shareholders of the Growth Stock Fund ("Growth Stock") of MasterWorks Funds Inc. ("MasterWorks") to be held on November 24, 1998 at MasterWorks' principal offices in Little Rock, Arkansas.

SUMMARY OF PROPOSALS

              The Special Meeting is being held to consider an Agreement and Plan of Consolidation (the "Consolidation Plan") and a Plan of Liquidation (the "Liquidation Plan"). The Consolidation Plan provides for Growth Stock to be combined into the Large Company Growth Fund ("Large Company"), a series of Norwest Advantage Funds. Large Company invests in a core portfolio that is advised by Norwest Investment Management, Inc., and subadvised by its affiliate, Peregrine Capital Management, Inc. A Large Company prospectus accompanies these materials.

              If the proposed consolidation is approved and consummated, you will receive A Shares of Large Company equal in value to your shares of Growth Stock. THE SHARES YOU RECEIVE WILL BE FREE OF COMMISSIONS AND SALES LOADS, AND THE EXCHANGE SHOULD NOT CAUSE YOU TO RECOGNIZE A GAIN OR LOSS FOR FEDERAL INCOME TAX PURPOSES. For a further discussion of tax matters, please refer to "Proposal
One: Approval of an Agreement and Plan of Consolidation - Information About the Consolidation - Federal Income Tax Consequences of the Consolidation" in the Combined Prospectus/Proxy Statement that accompanies this letter. As a "fall back" to the Consolidation Plan, shareholders also are being asked to consider the liquidation of Growth Stock. The liquidation will occur only if the Liquidation Plan is approved and either the Consolidation Plan is not approved or, for any other reason, the consolidation of Growth Stock into Large Company does not occur.

REASONS FOR PROPOSALS

              Growth Stock is an actively managed fund that invests, through a master portfolio, primarily in growth-oriented, small- and medium-sized companies. Wells Fargo Bank, N.A., as investment subadviser, individually selects the Fund's investments and the Fund's portfolio turnover rate is high due to its active trading strategy. For the most part, MasterWorks' other funds, whose investments are managed by Barclays Global Fund Advisors, seek to replicate certain indexes or pursue asset allocation strategies. Accordingly, Growth Stock does not fit within MasterWorks' core strategy. Because Growth Stock does not fit within this strategy, and because Growth Stock has experienced relative underperformance, investor demand for this fund is not strong. The Board of Directors of MasterWorks is concerned, therefore, that Growth Stock may not be viable on a long-term basis.

              In light of these concerns, the MasterWorks Board of Directors has approved the proposals described in these materials. The primary reason for proposing the consolidation of Growth Stock into Large Company is to offer Growth Stock investors the opportunity to transfer their investment, on a basis that should be tax-free, into a fund that has greater prospects for success. Large Company's core portfolio has approximately $1 billion in assets, as compared to Growth Stock's master portfolio, which has less than $200 million in assets.

              Large Company's investment objective and policies are broadly similar to those of Growth Stock, although Large Company tends to invest in larger capitalization companies, tends to hold fewer companies in its portfolio and has had a much lower portfolio turnover rate. MasterWorks' Board of Directors believes that merging Growth Stock into a fund that has generally compatible investment objectives and policies, a better historic performance record and greater prospects for continued growth will provide investors potential benefits. Large Company also was chosen, in part, because of the pending merger between Wells Fargo & Company, the parent of Growth Stock's investment subadviser, and Norwest Corporation, the parent of Large Company's investment adviser. Although Large Company's expense ratio is higher than that of Growth Stock, the Board of Directors believes the Consolidation is in the best interests of shareholders and is preferable to liquidation of Growth Stock.

              Due to the viability concerns described above, the Board of Directors believes that Growth Stock should be liquidated if the Consolidation Plan is not approved or is not consummated for any other reason. Therefore, shareholders of Growth Stock are also being asked to approve the Liquidation Plan. THE LIQUIDATION PLAN EXPRESSLY PROVIDES THAT IT WILL BE IMPLEMENTED ONLY IF THE CONSOLIDATION PLAN IS NOT CONSUMMATED.

THE BOARD OF DIRECTORS OF MASTERWORKS HAS UNANIMOUSLY APPROVED THE CONSOLIDATION PLAN AND THE LIQUIDATION PLAN AND, IN ORDER TO ENSURE THAT GROWTH STOCK WILL BE LIQUIDATED IF THE CONSOLIDATION DOES NOT OCCUR, RECOMMENDS THAT SHAREHOLDERS OF GROWTH STOCK VOTE FOR EACH PLAN.

              The formal Notice of Special Meeting is enclosed, together with a Proxy Ballot. If you will not be attending the Special Meeting, you may vote by proxy in any one of three ways:

     o BY MAIL--Mark, date, sign and return the enclosed Proxy Ballot in the postage-paid envelope;

     o BY PHONE--Call SCC toll-free at 1-800-733-8481 EXT. 448 from 6:00 A.M. TO 8:00 P.M. (PACIFIC TIME); or

     o BY FAX--Mark, date, sign and fax both sides of the enclosed Proxy Ballot to Shareholder Communications Corp. at 1-800-733-1885.

         A confirmation of phone and fax votes will be mailed to you. Every vote is important to us. If you have any questions, please call MasterWorks at 1-888-204-3956.

                                                      Very truly yours,

                                                      /s/ R. Greg Feltus
                                                      MasterWorks Funds Inc.
                                                      R. Greg Feltus

                                                      President

                             MASTERWORKS FUNDS INC.
                                111 CENTER STREET
                           LITTLE ROCK, ARKANSAS 72201
                            TELEPHONE: 1-888-204-3956
              -----------------------------------------------------

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                                GROWTH STOCK FUND

                         TO BE HELD ON NOVEMBER 24, 1998
              -----------------------------------------------------

To the Shareholders of the Growth Stock Fund ("Growth Stock") of MasterWorks Funds Inc. ("MasterWorks"):

     PLEASE  TAKE NOTE that a SPECIAL  MEETING  OF  SHAREHOLDERS  (the  "Special
Meeting") of Growth Stock will be held on Tuesday, November 24, 1998, at 11:00 a.m. (Central time) at the principal office of MasterWorks, 111 Center Street, Little Rock, Arkansas 72201. The Special Meeting is being called for the following purposes:

      (1) To consider and vote upon an Agreement and Plan of Consolidation (the "Consolidation Plan") for Growth Stock and the transactions contemplated therein, which include (a) the transfer of all of the assets of Growth Stock to Large Company Growth Fund ("Large Company"), a series of Norwest Advantage Funds, and the assumption by Large Company of all of the liabilities of Growth Stock, in exchange for A Shares of Large Company; and (b) the distribution to shareholders of Growth Stock of the A Shares of Large Company;

      (2) To consider and vote upon the Plan of Liquidation (the "Liquidation Plan") of Growth Stock, which will be implemented only if the Consolidation Plan is not approved or the consolidation of Growth Stock into Large Company does not occur; and

      (3) To transact such other business as may properly come before the meeting, or any adjournment(s) thereof, including any adjournment(s) necessary to obtain requisite quorums and/or approvals.

      The Board of Directors of MasterWorks has fixed the close of business on October 9, 1998, as the record date (the "Record Date") for the determination of Fund shareholders entitled to receive notice of and to vote at the Special Meeting or any adjournment(s) thereof. The enclosed proxy is being solicited on behalf of the Board of Directors of MasterWorks. The Combined Prospectus/Proxy Statement contains additional information regarding the Special Meeting and the proposals. Even if you do not attend the Special Meeting in person, you may vote in any one of three ways:

      1. Mark, sign, date and return the enclosed Proxy Ballot in the enclosed postage-paid envelope;

      2. Vote by telephone by calling Shareholder Communication Corp. ("SCC") toll-free at 1-800-733-8481 Ext. 448 from 6:00 a.m. to 8:00 p.m. (Pacific time). SCC will send to you a confirmation of your telephonic vote; or

      3. Mark, sign, date and fax the enclosed Proxy Ballot (both front and back) to SCC at 1-800-733-1885. SCC will send to you a confirmation of your facsimile vote.

      IN ORDER FOR EACH OF THE CONSOLIDATION PLAN AND LIQUIDATION PLAN TO BE APPROVED, THE HOLDERS OF A MAJORITY OF GROWTH STOCK'S SHARES OUTSTANDING ON THE RECORD DATE MUST BE PRESENT IN PERSON

OR BY PROXY. THEREFORE, YOUR PROXY IS VERY IMPORTANT TO US. WHETHER OR NOT YOU PLAN TO ATTEND THE MEETING IN PERSON, PLEASE MARK, SIGN, DATE AND RETURN THE ENCLOSED PROXY BALLOT TODAY, EITHER IN THE ENCLOSED POSTAGE-PAID ENVELOPE OR BY TELEFACSIMILE (FRONT AND BACK) AT 1-800-733-1885, OR BY CALLING TOLL-FREE AT 1-800-733-8481 EXT. 448. SIGNED BUT UNMARKED PROXY BALLOTS WILL BE COUNTED IN DETERMINING WHETHER A QUORUM IS PRESENT AND WILL BE VOTED IN FAVOR OF THE PROPOSAL.

THE BOARD OF DIRECTORS OF MASTERWORKS UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF BOTH PROPOSALS.

                                         By Order of the Board of Directors

                                         /s/ Richard H. Blank, Jr.
                                         Richard H. Blank, Jr.
                                         Secretary


October 26, 1998



--------------------------------------------------------------------------------
                  YOUR VOTE IS VERY IMPORTANT TO US REGARDLESS
                      OF THE NUMBER OF SHARES THAT YOU OWN.
                        PLEASE VOTE BY MAIL, FACSIMILE OR
                            OR TELEPHONE IMMEDIATELY.
--------------------------------------------------------------------------------

                       COMBINED PROSPECTUS/PROXY STATEMENT

                                GROWTH STOCK FUND
                            OF MASTERWORKS FUNDS INC.
                                111 CENTER STREET
                           LITTLE ROCK, ARKANSAS 72201

                            LARGE COMPANY GROWTH FUND
                           OF NORWEST ADVANTAGE FUNDS
                               TWO PORTLAND SQUARE
                              PORTLAND, MAINE 04101

                                OCTOBER 26, 1998

                                  INTRODUCTION


                  This Combined Prospectus/Proxy Statement (the "Statement") relates to the solicitation of shareholder approval for the proposed transfer of all the assets of Growth Stock Fund ("Growth Stock"), a diversified series of MasterWorks Funds Inc. ("MasterWorks") to Large Company Growth Fund ("Large Company"), a diversified series of Norwest Advantage Funds ("Norwest Trust") in exchange for A Shares of Large Company and the assumption by Large Company of all the liabilities of Growth Stock (the "Consolidation"). Both MasterWorks and Norwest Trust are registered with the Securities and Exchange Commission (the "SEC") as open-end, management investment companies. This Statement sometimes refers to Growth Stock or Large Company as a "Fund."

                  As part of the consolidation, MasterWorks would distribute the A Shares of Large Company to shareholders of Growth Stock and would terminate Growth Stock as a series of MasterWorks. MasterWorks and Norwest Trust would effect the Consolidation at net asset value without the imposition of any sales charges or other fees.

                  This Statement also solicits shareholder approval for the proposed liquidation of Growth Stock (the "Liquidation"). THE LIQUIDATION WILL OCCUR ONLY IF SHAREHOLDERS APPROVE THE LIQUIDATION AND THE CONSOLIDATION IS NOT APPROVED OR DOES NOT OCCUR. IF SHAREHOLDERS APPROVE BOTH THE CONSOLIDATION AND THE LIQUIDATION, MASTERWORKS AND NORWEST TRUST WILL PROCEED WITH THE CONSOLIDATION, REGARDLESS OF WHICH ACTION IS APPROVED BY THE GREATER NUMBER OF SHARES VOTED. The Board of Directors of MasterWorks will analyze other alternatives for Growth Stock if shareholders do not approve either the Consolidation or the Liquidation.

                  A copy of the Agreement and Plan of Consolidation (the "Consolidation Plan") is included as Exhibit A to this Statement. Exhibit B includes a discussion of the factors that materially affected the performance of Large Company during its most recently completed fiscal year and a graph illustrating the performance of the Fund's I Shares, the only class of shares outstanding at that time. Exhibit C includes a copy of the Plan of Liquidation (the "Liquidation Plan").

                THE BOARD OF DIRECTORS OF MASTERWORKS RECOMMENDS
                       APPROVAL OF THE CONSOLIDATION PLAN
                AND, IN ORDER TO ENSURE THAT GROWTH STOCK WILL BE
                 LIQUIDATED IF THE CONSOLIDATION DOES NOT OCCUR,
                        APPROVAL OF THE LIQUIDATION PLAN

                  This Statement sets forth the information you should know about Large Company and the proposals before you sign and return the enclosed proxy ballot. Please retain this Statement for future reference. A Prospectus offering A Shares of Large Company dated October 1, 1998 (the "Large Company Prospectus") accompanies this

Statement. "Information About the Funds" below provides information about the Prospectus offering shares of Growth Stock.

                  Norwest Trust has filed a Statement of Additional Information dated October 26, 1998 (the "SAI") with the SEC. The SAI provides more information about the matters discussed in this Statement and about the Funds. Norwest Trust filed the Statement of Additional Information offering shares of Large Company (the "Large Company SAI") dated October 1, 1998 with the SEC as part of the SAI. You may obtain a copy of the SAI without charge by writing to the distributor of Norwest Trust, Forum Financial Services, Inc. ("Forum") at Two Portland Square, Portland, Maine, 04101, or by calling 1-207-879-1900.

                  This Statement incorporates by reference the SAI and the information in the Large Company Prospectus and Large Company SAI that pertains to Large Company.





























AN INVESTMENT IN LARGE COMPANY IS NOT A DEPOSIT OF NORWEST BANK MNNESOTA, N.A. OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

INVESTING IN ANY MUTUAL FUND HAS RISK. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN LARGE COMPANY.

NO GOVERNMENTAL AGENCY, INCLUDING TH U.S. SECURITIES AND EXCHANGE COMMISSION, HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER OR NOT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROPOSAL ONE: APPROVAL OF AN AGREEMENT AND PLAN OF CONSOLIDATION

                                     SUMMARY

                  The   following  is  a  summary  of   information   about  the
Consolidation. Before signing and returning the enclosed proxy ballot, you should read this Statement, including the Consolidation Plan attached as Exhibit A and the performance information about Large Company attached as Exhibit B, and the Large Company Prospectus.

                  FUND STRUCTURES. As opposed to investing directly in portfolio securities, each Fund invests in a series of another investment company that does not offer shares to the general public. Large Company invests in Large Company Growth Portfolio ("Large Company Portfolio"), a series of Core Trust (Delaware) ("Core Trust"). Growth Stock invests in Growth Stock Master Portfolio ("Growth Stock Portfolio"), a series of Managed Series Investment Trust ("MSIT"). Both Core Trust and MSIT are open-end management investment companies that are organized as Delaware business trusts. This Statement sometimes refers to Growth Stock Portfolio or Large Company Portfolio as a "Portfolio."

                  PROPOSED CONSOLIDATION. At meetings held on September 16, 1998 and September 25, 1998, the Board of Directors of MasterWorks and the Board of Trustees of Norwest Trust (each, a "Board"), respectively, including the Directors and Trustees who are not "interested persons" of Norwest Trust or MasterWorks (the "Independent Trustees") within the meaning of the Investment Company Act of 1940 (the "1940 Act"), approved the Consolidation Plan. The Consolidation Plan provides for the (i) in-kind redemption by Growth Stock of its interest in Growth Stock Portfolio; (ii) transfer of all the assets of Growth Stock to Large Company in exchange for A Shares of Large Company; (iii) assumption by Large Company of all the liabilities of Growth Stock; and (iv) distribution of the A Shares of Large Company to shareholders of Growth Stock. The aggregate net asset value of the A Shares of Large Company issued in the Consolidation will be equal to the net value of the assets and liabilities transferred by Growth Stock.

                  As a result of the Consolidation, each holder of Growth Stock shares will receive that number of full and fractional A Shares of Large Company equal in net asset value at the close of business on the date of the exchange to the net asset value of the holder's shares of Growth Stock. The Consolidation will be effected at net asset value without the imposition of any sales charges or other fees. Immediately after the Consolidation, Large Company will transfer in-kind the assets transferred by Growth Stock to Large Company Portfolio in exchange for shares of beneficial interest of Large Company Portfolio.

                  The Board of each Fund has determined that (i) the interests of existing shareholders of the Fund would not be diluted as a result of the Consolidation and (ii) the Consolidation would be in the best interests of the Fund and the shareholders of the Fund. The MasterWorks Board recommends approval of the Consolidation. Approval of the Consolidation Plan and the Consolidation by Growth Stock will require the affirmative vote of the holders of a majority of the outstanding shares of Growth Stock. The Funds will bear the expenses incurred in connection with the Consolidation, but because certain of the Funds' service providers reimburse for or assume certain expenses of the Funds, the costs of the Consolidation will not cause an increase in the Funds' expense ratios.

                  The Consolidation is expected to occur shortly after its approval by shareholders of Growth Stock. Either Board, however, may terminate the Consolidation Plan in its entirety at any time prior to the closing of the Consolidation.

                  TAX CONSEQUENCES OF THE CONSOLIDATION. In the opinion of Seward & Kissel, the Consolidation should be treated as a reorganization within the meaning of section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code"). Under this treatment, Large Company, Growth Stock and the shareholders of Growth Stock would not recognize gain or loss as a result of the Consolidation. Due to the absence of any authority involving facts substantially identical to the Consolidation, however, the tax effects of the Consolidation are not entirely clear. For a further discussion of tax matters, see "Information About the Consolidation - Federal Income Tax Consequences of the Consolidation" below.

     MANAGEMENT OF THE FUNDS. The investment adviser to Large Company Portfolio is Norwest Investment Management, Inc. ("Norwest"). Norwest and Core Trust have retained Peregrine Capital Management, Inc. ("Peregrine") to act as investment subadviser to Large Company Portfolio.

                  Barclays Global Fund Advisors ("BGFA") serves as investment adviser to Growth Stock Portfolio. BGFA and MSIT have retained Wells Fargo Bank, N.A. ("Wells Fargo Bank") to serve as investment subadviser to Growth Stock Portfolio.

                  ADVISORY, DISTRIBUTION AND OTHER FEES; EXPENSE RATIOS. Large Company has higher investment advisory fees and a higher expense ratio than Growth Stock. In addition, Large Company, unlike Growth Stock, has distribution or Rule 12b-1 fees.

                  DIVIDENDS AND DISTRIBUTIONS. Large Company declares and pays dividends of net investment income annually and distributes net capital gain at least annually. Growth Stock pays quarterly dividends consisting of substantially all of its net investment income and annual distributions consisting of substantially all of its net realized capital gains. There is no sales or other charge for either Fund in connection with the reinvestment of dividends or distributions.

                  PURCHASE PROCEDURES, EXCHANGE PRIVILEGES AND REDEMPTION PROCEDURES. Each Fund offers its shares on business days at their net asset value next determined after receipt of a purchase order in proper form. However, A Shares of Large Company, unlike shares of Growth Stock, have an initial sales charge. There are several methods of lowering the initial sales charge on A Shares of Large Company. In some cases, the sales charge may be waived entirely, such as for purchases of A Shares by any bank, trust company or other institution acting on behalf of its fiduciary customer accounts or any other account maintained by its trust department (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under
Section 401 of the Code).

                  Both Funds redeem shares on business days at net asset value next-determined after receipt of a redemption request in proper form. In most cases, if you redeem A Shares of Large Company purchased at a reduced sales charge within two years of the purchase, you will pay a charge for the early redemption.

              Large Company will not assess any sales or redemption charges on the A Shares issued pursuant to the Consolidation.

              The shares of both Funds have exchange privileges. The exchange privileges differ in that shareholders of Large Company may exchange their shares for shares of other series of Norwest Trust, whereas shareholders of Growth Stock may exchange their shares for shares of other series of MasterWorks.

     INVESTMENT OBJECTIVES AND POLICIES AND RISK FACTORS. The investment objectives and policies of the Funds are broadly similar. The Funds' investment objectives are listed below.

Fund                   Investment Objective
----                   --------------------

Large Company          to provide  long-term  capital  appreciation by investing
                       primarily in large, high-quality domestic companies that the investment adviser believes have superior growth potential.

Growth Stock           to provide above-average, long-term total return, with a
                       primary focus on capital appreciation. Current income is a secondary consideration.

All of the Funds' investments have risk. The risks of investing in Growth Stock are generally similar to those of investing in Large Company. There are certain differences in the risks of the Funds' investments and, in general, Growth Stock is a riskier investment than Large Company. In particular, Growth Stock, unlike Large Company, invests a substantial portion of its portfolio in the securities of smaller companies. Investments in smaller companies tend to be more volatile than investments in larger companies. Short term changes in the demand for the securities of smaller companies may have a disproportionate effect on their market price, tending to make prices of these securities fall more in response to selling pressure. Also, unlike Large Company, Growth Stock may invest in the securities of issuers located or doing business in emerging markets. Investments in issuers located or doing business in emerging markets are riskier than other foreign investments.

                  In deciding whether to approve the Consolidation, you should consider the differences between the investment objectives and policies of the Funds as discussed under "Comparison of Investment Objectives and Policies" below and in the prospectuses offering shares of the Funds.

                               EXPENSE INFORMATION

                  The tables below set forth information with respect to A Shares of Large Company, shares of Growth Fund as well as pro forma information for the A Shares of Large Company after giving effect to the Consolidation. The tables were prepared based on the net asset, fee and expense levels of Growth Stock as of February 28, 1998. The expense levels of Large Company are the estimated expenses for the Fund's current fiscal year.

                                                      Large       Growth                 Pro Forma
                                                     Company       Stock               Combined Fund
                                                     -------       -----            (i.e., Large Company
                                                                                          Following
                                                                                        Consolidation)
Shareholder Transaction Expenses                                                    ---------------------

Maximum sales charge imposed on purchases (as a       5.50%         Zero                       5.50%
percentage of offering price) (a)

  Maximum  deferred  sales charge (as a percentage     Zero         Zero                        Zero
  of the lesser of original purchase price or
  redemption proceeds)(a)

Exchange Fee                                           Zero         Zero                        Zero

  Annual operating expenses (as a percentage of average daily net assets after applicable fee waivers and expense reimbursements)(b)(c)

Investment Advisory Fees                               0.65%        0.58%                      0.65%
Rule 12b-1 Fees                                        0.10%        Zero                       0.10%
Other Expenses(d)                                      0.45%        0.18%                      0.45%
                                                       -----        -----                      -----
Total Operating Expenses                               1.20%        0.76%                      1.20%
                                                       =====        =====                      =====

------------------------

                  (a) Large Company will not assess any sales or redemption charge on the A Shares issued pursuant to the Consolidation. The sales charge on Large Company's A Shares will be waived entirely for purchases of A Shares by any bank, trust company or other institution acting on behalf of its fiduciary customer accounts or any other account maintained by its trust department (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code).

           If A Shares of Large Company purchased without an initial sales charge (purchases of $1,000,000 or more) are redeemed within two years after purchase, a contingent deferred sales charge of up to 1.00% will be applied to the redemption.

           (b) Absent expense reimbursements and fee waivers, the expenses of the shares of Growth Stock would have been: Investment Advisory Fees, 0.60%; and Total Operating Expenses, 0.78%.

                  The amount of expenses for Large Company and the pro forma combined fund are estimated. Absent estimated expense reimbursements and fee waivers, the estimated expenses of the A Shares of Large Company and the pro forma combined fund would be: Other Expenses, 0.57% and 0.57%, respectively; and Total Operating Expenses, 1.32% and 1.32%, respectively. Reimbursements and waivers may be reduced or eliminated at any time.

                  (c) Each of the Fund's expenses include a pro-rata share of the expenses of the Portfolio in which it invests.

           (d) Other Expenses for Growth Stock is a co-administrators' fee of 0.18%. The co-administrators have agreed to absorb all ordinary operating expenses other than investment advisory fees, portfolio transaction expenses and administrative fees.

EXAMPLE

                  The Example below indicates the dollar amount of expenses that an investor would pay assuming a $1,000 investment in a Fund's shares, a 5% annual return and reinvestment of all dividends and distributions.

                                                     1 year        3 years       5 years         10 years
                                                     ------        -------       -------         --------

    Large Company (A Shares)                           $67           $91           $117            $192

    Growth Stock                                       $8            $24           $42             $94

    Pro Forma Combined Fund                            $67           $91           $117            $192
       (i.e.,  A Shares of Large Company
        Following the Consolidation)

    The Examples are based on the expenses listed in the "Annual Operating Expenses" tables above. The Examples assume deduction of the maximum initial sales charges for A Shares of Large Company. THE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURN AND ACTUAL EXPENSES OR RETURN MAY BE GREATER OR LESS THAN INDICATED.

                          REASONS FOR THE CONSOLIDATION

     Growth Stock is an actively managed fund that invests, through a master portfolio, primarily in growth-oriented, small- and medium-sized companies. Wells Fargo Bank, as investment subadviser, individually selects the Fund's investments and the Fund's portfolio turnover rate is high due to its active trading strategy. For the most part, MasterWorks' other funds, which are managed by BGFA, seek to replicate certain indexes or pursue asset allocation strategies. Accordingly, Growth Stock does not fit within MasterWorks' core strategy. Because Growth Stock does not fit within this strategy, and because Growth Stock has experienced relative underperformance, investor demand for this Fund is not strong. The MasterWorks Board is concerned, therefore, that Growth Stock may not be viable on a long-term basis.

              The primary reason for proposing the consolidation of Growth Stock into Large Company is to offer Growth Stock investors the opportunity to transfer their investment, on a basis that should be tax-free, into a fund that has greater prospects for success. Large Company's Portfolio has approximately $1 billion in assets, as compared to Growth Stock's Portfolio, which has less than $200 million in assets. Large Company's investment objective and policies are broadly similar to those of Growth Stock, although Large Company Portfolio tends to invest in larger capitalization companies, tends to hold fewer companies in its portfolio and has had a much lower portfolio turnover rate. The MasterWorks Board believes that consolidating Growth Stock into a fund that has generally compatible investment objectives and policies, a better historical performance record and greater prospects for continued growth will provide investors potential benefits. Large Company was chosen, in part, because of the pending merger between Wells Fargo & Company and Norwest Corporation. Before approving the Consolidation Plan, the MasterWorks Board examined all factors that it considered relevant, including the investment strategy and historic performance of Large Company, and the identity, experiences and resources of Norwest and Peregrine.

              Currently, the fees and expenses of Large Company are higher, on both a before-waiver and after-waiver basis than those of Growth Stock. However, according to data compiled by an independent data service, the fees and expenses of Growth Stock have been well below the mean for a fund investing in a growth equity style. According to that same data, the fees and expenses of Large Company, while higher than those of Growth Stock, are approximately at the mean for a fund investing in a growth equity style.

              The historic performance of Large Company is better than the historic performance of Growth Stock. Although historic performance does not necessarily predict future returns, the MasterWorks Board believes that the Consolidation should provide Growth Stock shareholders with an investment vehicle that has compatible investment objectives and policies and greater prospects for long-term investment returns and continued growth.

              Due to the concerns about Growth Stock's performance and prospects described above, the MasterWorks Board believes that Growth Stock should be liquidated if shareholders do not approve the Consolidation Plan or, for any other reason,  the  Consolidation  does not occur.  Therefore,  shareholders  of
Growth Stock also are being asked to approve the Liquidation Plan. The Liquidation Plan expressly provides that it will be implemented only if the Consolidation does not occur. The MasterWorks Board believes that the Consolidation is preferable to the Liquidation.

                      COMPARISON OF INVESTMENT OBJECTIVES,
                        POLICIES AND RISK CONSIDERATIONS

         The investment objective of Large Company is to provide long-term capital appreciation by investing primarily in large, high-quality domestic companies that the investment adviser believes have superior growth potential. The investment objective of Growth Stock is to seek above-average, long-term total return, with a primary focus on capital appreciation. Current income is a secondary consideration. The investment objective of each Fund is "fundamental" and may not be changed without the approval of the Fund's shareholders. As discussed above, each Fund invests its assets in a Portfolio. This section, therefore, compares and contrasts the investment policies of the Portfolios.

                  The value of each Fund's shares will fluctuate with the value of the underlying securities held by the Portfolio in which the Fund invests. There can be no assurance that either Fund will achieve its investment objective.

         The investment strategies of Large Company Portfolio and Growth Stock Portfolio differ in some respects. Large Company Portfolio invests primarily in the common stock of large, high-quality domestic companies that have superior growth potential. Peregrine considers large companies to be those whose market capitalization is greater than the median of the Russell l000 Index, or approximately $3.7 billion. In selecting securities for the Portfolio, Peregrine seeks issuers whose stock is attractively valued with fundamental characteristics that are significantly better than the market average and support internal earnings growth capability. Large Company Portfolio may invest in securities of companies whose growth potential is, in Peregrine's opinion, generally unrecognized or misperceived by the market. By investing in common stocks, the Portfolio is subject to "market risk," which is the general risk that the value of the Portfolio's investments may decline if the stock markets perform poorly.

         Growth Stock Portfolio invests primarily in common stocks that Wells Fargo Bank believes have better-than-average prospects for appreciation. The Portfolio seeks to provide investors with a rate of return that, over a three- to five-year time horizon, exceeds that of the S&P 500 Index (before fees and expenses) over comparable periods by investing in a diversified portfolio consisting primarily of growth-oriented common stocks. Growth Stock Portfolio holds at least 20 common stock issues spread across multiple industry groups, with the majority of these holdings consisting of established growth companies, turnaround or acquisition candidates, or attractive larger capitalization companies. Though Growth Stock Portfolio holds a number of large capitalization stocks, under normal market conditions more than 50% of Growth Stock Portfolio's total assets are invested in companies whose market capitalizations at the time of acquisition are within the capitalization range of companies listed on the S&P Small Cap 600 Index. As of May l998, the capitalization range for the S&P Small Cap 600 was from $40 million to $3.7 billion.

         Growth Stock Portfolio from time to time acquires securities through initial public offerings and may acquire and hold common stocks of smaller and newer issuers. The Portfolio does not invest more than 40% of its assets in these highly aggressive issues at any one time. Like Large Company Portfolio, Growth Stock Portfolio is subject to the risk that the market value of the Portfolio's investments may decline if the stock markets perform poorly. In addition, however, securities of small and new companies generally trade less frequently or in limited volume, or only in the over-the-counter market or on a regional securities exchange. As a result, the prices of such securities tend to be more volatile than those of larger, more established companies and, as a group, these securities may suffer more severe price declines during periods of generally declining equity prices. Accordingly, to the extent that Growth Stock Portfolio invests in smaller and newer companies, an investment in Growth Stock may be subject to greater risks than an investment in Large Company.

         In addition, Growth Stock Portfolio invests in companies that may have some of the following characteristics: low or no dividends; less market liquidity; relatively short operating histories; aggressive capitalization structures (including high debt levels); and involvement in rapidly growing/changing industries and/or new technologies. To the extent that Growth Stock Portfolio invests in securities with these characteristics, an investment in Growth Stock may be subject to greater risks than an investment in Large Company.

         Both Portfolios may invest in foreign securities. Large Company Portfolio may invest up to 20% of its total assets in the securities of foreign companies. Growth Stock Portfolio may invest up to l5% of its assets in equity securities of companies in emerging or less developed markets and up to 25% of its assets in American Depositary Receipts and similar investments. Growth Stock Portfolio considers countries with emerging markets to include the following:
(i) countries with an emerging stock market as defined by the International Finance Corporation; (ii) countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank); and (iii) countries listed in World Bank publications as developing. Growth Stock Portfolio may invest in those emerging markets that have a relatively low gross national product per capita compared to the world's major economies, and which exhibit potential for rapid economic growth.

         Large Company Portfolio and Growth Stock Portfolio are subject to foreign risk, which includes the risk of political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, or nationalization, increased taxation or confiscation of investors' assets. The Portfolios are also subject to currency risk, which is the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect a Portfolio's investments. The risks of investing in foreign securities may be greater for investments in issuers in emerging or developing markets. To the extent that Growth Stock Portfolio invests a larger proportion of its assets in securities of foreign issuers or invests in issuers in emerging or developing markets, an investment in Growth Stock may be subject to greater risks than an investment in Large Company.

         Both Portfolios may invest in convertible securities. Convertible securities, which include convertible debt, convertible preferred stock and other securities exchangeable under certain circumstances for shares of common stock, are fixed income securities or preferred stock which generally may be converted at a stated price within a specific amount of time into a specified number of shares of common stock. Large Company Portfolio may only invest in convertible securities that are investment grade. Growth Stock Portfolio may invest up to 5% of its net assets in non-investment grade convertible debt securities. Growth Stock Portfolio may invest in convertible securities that provide current income and are issued by companies with the characteristics described above for the Portfolio and that have a strong earnings and credit record. The Portfolios are subject to the risk that changes in interest rates may affect the value of fixed-income securities held by the Portfolios. Generally, an increase in interest rates causes the value of a Portfolio's fixed rate securities to fall, while a decline in interest rates may produce an increase in the market value of the securities. The Portfolios are also subject to the risk that the issuer of a fixed income security will default or otherwise be unable to honor its financial obligations. This risk is greater for non-investment grade securities. To the extent that Growth Stock Portfolio invests in convertible securities that are non-investment grade, an investment in Growth Stock may be subject to greater risks than an investment in Large Company.

         The Portfolios' concentration policies also differ. Large Company Portfolio may not purchase a security if, as a result, more than 25% of the Portfolio's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. Growth Stock Portfolio may not invest 25% or more of its total assets in any particular industry, except that Growth Stock Portfolio will concentrate its assets in any one industry for the same period as does the S&P 500 Index. To the extent that Growth Stock Portfolio concentrates its investments in any one industry, the Portfolio is subject to the risk that factors adversely affecting that industry will affect the Portfolio's net asset value more than if the Portfolio had diversified its investments among more industries. Accordingly, to the extent that Growth Stock Portfolio concentrates its investments in any particular industry, an investment in Growth Stock may be subject to greater risks that an investment in Large Company.

                  Exhibit B to this Statement includes a discussion of the factors that materially affected the performance of Large Company during its most recently completed fiscal year and a graph illustrating the performance of the Fund's I Shares.

                       INFORMATION ABOUT THE CONSOLIDATION

                  AGREEMENT AND PLAN OF CONSOLIDATION. The Consolidation Plan provides that Growth Stock Portfolio will liquidate Growth Stock's interest in Growth Stock Portfolio through an in-kind redemption prior to the Consolidation. At the effective time of the Consolidation, Large Company will acquire all of the assets of Growth Stock in exchange for A Shares of Large Company. Large Company also will assume all the liabilities of Growth Stock. Large Company will issue the number of full and fractional A Shares determined by dividing the net value of all the assets of Growth Stock by the net asset value of one Large Company A Share. The Consolidation Plan provides the times for and methods of determining the net value of Growth Stock's assets and the net asset value of an A Share of Large Company.

              Growth Stock will distribute the Large Company shares to its shareholders in liquidation of the Fund. Specifically, shareholders of record of Growth Stock will be credited with A Shares of Large Company corresponding to the Growth Stock shares that the shareholders hold of record at the effective time of the Consolidation. At that time, MasterWorks also will redeem and cancel the outstanding Growth Stock shares and will wind up the affairs of Growth Stock and terminate the Fund as soon as is reasonably possible after the Consolidation.

              Completion of the Consolidation is subject to certain conditions set forth in the Consolidation Plan. The Consolidation Plan provides the parties the ability to terminate the Consolidation Plan by mutual consent and each party has the right to terminate the Consolidation Plan if the conditions to that party's obligations under the Consolidation Plan are not satisfied. Either MasterWorks or Norwest Trust also may at any time terminate the

Consolidation Plan unilaterally upon a determination by the Fund's Board that proceeding with the Consolidation Plan is not in the best interest of the Fund's shareholders.

     This Statement includes a copy of the Consolidation Plan attached as Exhibit A.

     DESCRIPTION OF SHARES OF LARGE COMPANY. Norwest Trust will issue full and fractional A Shares of Large Company without the imposition of a sales load or other fee to the shareholders of Growth Stock in accordance with the procedures described above. The A Shares of Large Company issued in the Consolidation will be fully paid and nonassessable when issued and will have no preemptive or conversion rights.

                  Each share of each series of Norwest Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan for the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular series or class, except if the matter affects only one series or class or voting by series or class is required by law, in which case the shares will be voted separately by series or class, as appropriate. Delaware law does not require Norwest Trust to hold annual meetings of shareholders. Shareholder meetings normally will be held only when specifically required by federal or state law. A shareholder in Large Company is entitled to the shareholder's pro rata share of all dividends and distributions arising from Large Company's assets and, upon redeeming shares, will receive the portion of Large Company's net assets represented by the redeemed shares.

     FEDERAL INCOME TAX CONSEQUENCES OF THE CONSOLIDATION. In the opinion of Seward & Kissel, counsel to Norwest Trust, the Consolidation should be treated as a reorganization within the meaning of section 368(a)(1)(C) of the Code. Under this treatment, Large Company, Growth Stock and the shareholders of Growth Stock would not recognize gain or loss as a result of the Consolidation. Due to the absence of authority involving facts substantially identical to the Consolidation, no assurance can be given that this treatment is correct.

         Provided that the Consolidation qualifies as a reorganization within the meaning of Section 368(a)(1)(C) of the Code, the aggregate tax basis of the shares of Large Company the shareholders of Growth Stock would receive as a result of the Consolidation would be the same as the aggregate tax basis of their shares of Growth Stock. The holding period of the shares of Large Company the shareholders receive would include the holding period of their shares of Growth Stock, provided that the shareholders held those shares as capital assets at the time of the Consolidation. The holding period and tax basis of each asset of Growth Stock acquired by Large Company as a result of the Consolidation would be the same as the holding period and tax basis of each asset in the hands of Growth Stock prior to the Consolidation.

                  If the Consolidation does not qualify as a reorganization within the meaning of section 368(a)(1)(C) of the Code, the Consolidation would be treated as a taxable exchange by Growth Stock of all of its assets in consideration for the Large Company shares and the assumption by Large Company of all of Growth Stock's liabilities. Under this treatment, Growth Stock would recognize gain (or loss) to the extent that the sum of the value of the Large Company shares it receives and the amount of the liabilities assumed by Large Company is greater than (or less than) Growth Stock's basis in the assets transferred to Large Company. Growth Stock, however, has qualified as a
"regulated investment company" under the Code and expects to continue to so qualify until the Consolidation. As a regulated investment company, Growth Stock will be relieved of federal income tax liability on any gain resulting from the Consolidation, provided that it distributes all of such gain to its shareholders. Since Growth Stock will distribute all of its property to its shareholders following the Consolidation (I.E., all of the Large Company shares received in the Consolidation) whether or not the Consolidation qualifies as a reorganization, Growth Stock expects that it will not be taxed on any gain resulting from the Consolidation. Large Company would not recognize gain or loss as a result of the Consolidation.

         If the Consolidation does not qualify as a reorganization within the meaning of Section 368(a)(1)(C) of the Code, Growth Stock shareholders who hold their shares in a taxable account would recognize gain or loss in an amount equal to the difference between (i) the fair market value of the shares of Large Company they receive pursuant to the Consolidation and (ii) their tax basis in their shares of Growth Stock. Under this treatment, all Growth Stock shareholders would have a tax basis in their shares of Large Company equal to their fair market value at the time of the Consolidation, and their holding period in the shares of Large Company would commence on the day after the effective date of the Consolidation. The tax basis of each asset of Growth Stock acquired by Large Company as a result of the Consolidation would be the fair market value of each such asset at the time of the Consolidation, and Large Company's holding period in such assets would commence on the day after the effective date of the Consolidation.

                  Under either tax treatment, shareholders of Large Company will not recognize gain or loss as a result of the Consolidation.

                  Growth Stock Fund intends, prior to or on the same day as the consolidation, to declare a dividend to its shareholders of record as of a date prior thereto. The Fund would declare a dividend to its shareholders prior to the end of 1998 regardless of whether either the consolidation or the liquidation is approved or consummated.

              Large Company and Growth Stock have not sought a tax ruling from the Internal Revenue Service ("IRS"). The opinion of counsel described above is not binding on the IRS.

                  CAPITALIZATION. The following table shows the capitalization of Growth Stock and Large Company and the net asset value per share and total number of outstanding shares of Growth Stock and A Shares of Large Company as of October 1, 1998 and on a pro forma basis as of that date after giving effect to the Consolidation.

                                                                                          Pro Forma
                                      Growth Stock           Large Company              Combined Fund
                                      ------------           -------------              -------------

        Net assets                    $171,446,899           $257,506,527                $428,953,426

        Net asset value per share        $12.36                 $37.69                       $37.69

        Shares outstanding             13,875,357              6,832,140                  11,381,010

        Shares authorized             100,000,000              Unlimited                   Unlimited


                        COMPARISON OF INVESTMENT ADVISERS

         LARGE COMPANY. Norwest serves as investment adviser for Large Company Portfolio. In this capacity, Norwest makes investment decisions for and administers the Portfolio's investment programs. Norwest is located at Norwest Center, Sixth Street and Marquette, Minneapolis, Minnesota 55479. Norwest, a subsidiary of Norwest Bank Minnesota, N.A. ("Norwest Bank"), provides investment advice to institutions, pension plans and other accounts and currently manages more than $29 billion in assets. For its services, Norwest is entitled to receive a fee at the annual rate of 0.65% of the average daily net assets of the Portfolio.

                  Peregrine, an investment advisory subsidiary of Norwest Bank, serves as the Portfolio's investment subadviser. Peregrine provides investment advisory services to corporate and public pension plans, profit sharing plans, savings-investment plans and 401(k) plans. Peregrine is located at LaSalle Plaza, 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota, 55479. Norwest (and not Large Company Portfolio) pays Peregrine's investment subadvisory fees. The investment subadvisory fees do not increase the amount of investment advisory fees paid to Norwest by Large Company Portfolio.

     Messrs. John S. Dale and Gary E. Nussbaum are the portfolio managers of Large Company Portfolio. Mr. Dale is a Senior Vice President of Peregrine. Mr. Dale has held investment management positions with Norwest, Peregrine and their affiliates since 1968. Mr. Nussbaum, a Senior Vice President of Peregrine, has been associated with Peregrine in investment management positions since 1990.

     Norwest Trust has retained Norwest to serve as a "dormant" investment adviser and Peregrine to serve as a dormant subadviser to Large Company in the event that assets are redeemed from Large Company Portfolio and invested directly by the Fund. Norwest and Peregrine do not receive an investment advisory fee from Large Company as long as the Fund's assets are invested in one or more core portfolios.

                  GROWTH STOCK. Growth Stock has not retained the services of an investment adviser because the Fund's assets are invested in Growth Stock
Portfolio. MasterWorks has retained BGFA to serve as investment adviser to Growth Stock Portfolio. BGFA provides investment guidance and policy direction in connection with the management of the Portfolio. BGFA is an indirect subsidiary of Barclays Bank PLC ("Barclays") and is located at 45 Fremont Street, San Francisco, California 94105. As of April 30, 1998, BGFA and its affiliates provided investment advisory services for approximately $575 billion of assets. For its services to the Portfolio, BGFA is contractually entitled to receive from the Portfolio monthly fees at an annual rate of 0.60% of the Portfolio's average daily net assets.

                  Wells Fargo Bank currently serves as subadviser to Growth Stock Portfolio. Wells Fargo Bank, subject to the supervision and approval of BGFA, provides investment advisory assistance and the day-to-day management of the Portfolio's assets. For providing subadvisory services to the Portfolio, Wells Fargo Bank is entitled to receive from BGFA (and not Growth Stock Portfolio) monthly fees at the annual rate of 0.15% of the Portfolio's average daily net assets.

     Mr. Jon Hickman assumed primary responsibility as lead manager of Growth Stock Portfolio in February 1998. Mr. Hickman has over sixteen years' experience in the investment management field. He joined Wells Fargo Bank in 1986 managing equity and balanced portfolios for individuals and employee benefit plans. He is a senior member of Wells Fargo Bank's Equity Strategy Committee. Mr. Hickman has a B.A. and an M.B.A. in finance from Brigham Young University. Mr. Thomas Zeifang also has been responsible for the day-to-day management of Growth Stock Portfolio since June 1997. Mr. Zeifang joined Wells Fargo Bank in the summer of 1995 and is primarily responsible for providing fundamental equity analysis. Mr. Zeifang was an analyst at Fleet Investment Advisors from 1992 to 1995 and prior to 1992 worked for three years as an assistant portfolio manager at Marine Midland Bank. Mr. Zeifang holds a B.B.A. in finance from Saint Bonaventure University, an M.B.A. in finance and business policy from the William E. Simon School of Business Administration and is a Chartered Financial Analyst.

                         COMPARISON OF SERVICE PROVIDERS

         The Funds have different service providers. Upon completion of the Consolidation, Large Company will continue to engage its existing service providers, although some service provider changes may occur as a result of the merger of Wells Fargo & Company and Norwest Corporation described below.


Large Company Service Providers:
--------------------------------

Investment Adviser to Large Company Portfolio                 Norwest Investment Management, Inc.
Subadviser to Large Company Portfolio                         Peregrine Capital Management, Inc.
Distributor                                                   Forum Financial Services, Inc.
Administrator                                                 Forum Administrative Services, LLC
Custodian                                                     Norwest Bank Minnesota, N.A.
Fund Accountant                                               Forum Accounting Services, LLC
Transfer Agent                                                Norwest Bank Minnesota, N.A.
Independent Auditors                                          KPMG Peat Marwick LLP


Growth Stock Service Providers:
-------------------------------

Investment Adviser to Growth Stock Portfolio                  Barclays Global Fund Advisors
Subadviser to Growth Stock Portfolio                          Peregrine Capital Management, Inc.
Distributor                                                   Stephens Inc.
Co-Administrators                                             Stephens Inc. and Barclays Global Investors, N.A.
Sub-Administrator                                             Investors Bank & Trust Company
Custodian                                                     Investors Bank & Trust Company
Transfer Agent                                                Investors Bank & Trust Company
Independent Auditors                                          KPMG Peat Marwick LLP

         WELLS FARGO & COMPANY/NORWEST CORPORATION MERGER. Wells Fargo & Company, the parent company of Wells Fargo Bank, has signed a definitive agreement to merge with Norwest Corporation. The proposed merger is subject to certain regulatory approvals and must be approved by shareholders of both holding companies. The merger is expected to close in the fourth quarter of 1998. The combined company will be called Wells Fargo & Company. Norwest and Peregrine have advised representatives of both Boards that the merger will not reduce the level or quality of advisory or other services they provide to Large Company Portfolio.

              ADVISORY, DISTRIBUTION AND OTHER FEES; EXPENSE RATIOS

                  Large Company has higher investment advisory fees and a higher expense ratio than Growth Stock. In addition, A Shares of Large Company, unlike shares of Growth Stock, pay distribution fees. Each Fund indirectly bears a pro rata portion of the investment advisory fees paid by the Portfolio in which it invests.

                  The annual investment advisory fee payable by Large Company Portfolio is 0.05% higher than that payable by Growth Stock Portfolio. Large Company Portfolio pays Norwest an investment advisory fee at an annual rate of 0.65% of average daily net assets, whereas Growth Stock Portfolio pays BGFA an investment advisory fee at an annual rate of up to 0.60% of average daily net assets.

                  A Shares of Large Company have distribution fees of 0.10% of the average daily net assets of the class under a Rule 12b-1 distribution plan. These fees are paid out of the Fund's assets on an on-going basis. Shares of Growth Stock do not have distribution fees.

                  In addition, A Shares of Large Company are expected to have total operating expenses that, net of fee waivers and expense reimbursements, are approximately 0.44% higher annually than those of Growth Stock. Absent expense reimbursements and fee waivers, Large Company is expected to have total operating expenses that would be approximately 0.54% higher annually than those of Growth Stock. As discussed above, Large Company's fees and expenses, although higher than that of Growth Stock, are approximately at the mean for funds investing in a growth equity style.

              If shareholders approve the Consolidation, the A Shares of Large Company are expected to operate during the fiscal year ended May 31, 1999 at a total operating expense ratio of 1.20%. Absent expense reimbursements and fee waivers, the Fund would be expected to operate at a total operating expense ratio of 1.32%.

                  During the fiscal year ended February 28, 1998, Growth Stock had a total operating expense ratio of 0.76%. Absent fee waivers, the total operating expense ratio of Growth Stock would have been 0.78%.

                COMPARISON OF PURCHASE AND REDEMPTION PROCEDURES
                               AND EXCHANGE RIGHTS

         Each Fund offers its shares on business days at their net asset value next determined after receipt of a purchase order in proper form. However, A Shares of Large Company, unlike shares of Growth Stock, have an initial sales charge. Large Company offers A Shares at their next-determined net asset value plus an initial sales charge of up to 5.50%. No sales charge applies to reinvestments of dividends or distributions of either Fund.

                  There are several methods of lowering the initial sales charge on A Shares of Large Company. In some cases, the sales charge may be waived entirely. For example, Large Company does not have sales charges on purchases of A Shares by any bank, trust company or other institution acting on behalf of its fiduciary customer accounts or any other account maintained by its trust department (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code).

                  Both Funds redeem shares on business days at net asset value next-determined after receipt of a redemption request in proper form. If you redeem A Shares of Large Company purchased at a reduced sales charge within two years of the purchase, you may pay a charge of up to 1.00% on the redemption.

                  Large Company will not assess any sales or redemption charges on the A Shares issued pursuant to the Consolidation.

     The shares of both Funds have exchange privileges. The exchange privileges differ in that shareholders of Large Company may exchange their shares for shares of other series of Norwest Trust, whereas shareholders of Growth Stock may exchange their shares for shares of other series of MasterWorks.

                        COMPARISON OF BUSINESS STRUCTURES

         The following information provides only a summary of the major differences between the organizational structure and governing documents of the Funds. Growth Stock is a series of MasterWorks, which is organized as a Maryland corporation. Large Company is a series of Norwest Trust, which is organized as a Delaware business trust. Accordingly, this information provides a summary of the major differences between MasterWorks, its Charter and By-Laws and Maryland law and Norwest Trust, its Trust Instrument and By-Laws and Delaware law. Copies of the Charter and By-Laws of MasterWorks and copies of the Trust Instrument and By-Laws of Norwest Trust are a part of each Fund's respective Registration Statement filed with the SEC.

      GENERAL. MasterWorks is organized as a Maryland corporation and is governed by its Charter, By-Laws and Maryland law. Norwest Trust is organized as a Delaware business trust and is governed by its Trust Instrument, By-Laws and Delaware law. The responsibilities, powers and fiduciary duties of the Directors of MasterWorks and the Trustees of Norwest Trust are substantially similar. Each Fund has procedures available to its respective shareholders for calling shareholders' meetings for the removal of Directors or Trustees.

      Pursuant to Maryland Law, any Director of MasterWorks may be removed, either with or without cause, at any meeting of shareholders duly called and at which a quorum is present by the affirmative vote of a majority of the votes entitled to be cast for the election of Directors. Pursuant to the Trust Instrument of Norwest Trust, Trustees may be removed from office at any meeting of the shareholders by a vote of shareholders owning at least two-thirds of the outstanding shares.

      The Directors of MasterWorks and the Trustees of Norwest Trust, as applicable, are required to call a special meeting of shareholders when requested to do so in writing by shareholders owning at least one-tenth of the outstanding shares entitled to vote. Additionally, MasterWorks' special meetings can be called by the Chairman of the Board and certain officers and Norwest Trust's special meetings can be called by the Chairman of the Board or by any two other Trustees.

      Pursuant to the By-Laws of MasterWorks, a majority of the votes cast at a meeting of shareholders, duly called and at which a quorum is present, shall be sufficient to take or authorize action upon any matter which may properly come before the meeting, unless more than a majority of votes cast is required by statute or by the Charter. The Charter of MasterWorks provides that, notwithstanding any provision of law requiring the authorization of any action by a greater proportion than a majority of the total number of shares of any series of capital stock, or by the total number of such shares, such action shall be valid and effective if authorized by the affirmative vote of the holders of a majority of the total number of shares outstanding and entitled to vote thereon.

              Except when a larger vote is required by law or by any provision of the Trust Instrument or By-Laws, Norwest Trust requires a majority of the shares voted in person at a meeting or by proxy to decide any question at a shareholder's meeting.

              Except as otherwise required by law, both MasterWorks and Norwest Trust require one-third of the shares entitled to vote on a matter to constitute a quorum for the transaction of business at a meeting of the shareholders of a Fund. Both MasterWorks and Norwest Trust can adjourn meetings by the majority vote of any lesser number than that sufficient for a quorum.

      SHARES. With respect to Growth Stock, MasterWorks has authorized capital stock of 100,000,000 shares of common stock, each having a par value of $.001 per share. With respect to Large Company, Norwest Trust has designated an unlimited number of shares of beneficial interest, each having no par value.

      LIABILITY OF DIRECTORS, TRUSTEES AND OFFICERS. Each of MasterWorks and Norwest Trust indemnifies its officers and Directors or Trustees, as applicable, to the full extent permitted by law. This indemnification does not protect any such person against any liability to a Fund or any shareholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the satisfaction of such person's office.

      LIABILITY OF SHAREHOLDERS. Under Delaware law, shareholders of Norwest Trust would not be personally liable for the obligations of Norwest Trust and are entitled to the same limitation from personal liability extended to stockholders of private for-profit corporations. Under Maryland law, shareholders of Growth Stock have no personal liability for acts or obligations of MasterWorks or the Fund.

                           INFORMATION ABOUT THE FUNDS

                  The Large Company Prospectus accompanying this Statement includes information about Large Company. The Large Company SAI is a part of the SAI. This Statement incorporates by reference the information about Large Company in the Large Company Prospectus and the SAI. You may obtain a copy of the SAI without charge by writing to Forum at Two Portland Square, Portland, Maine 04101 or by calling 1-207-879-1900.

                  Information about Growth Stock is included in the Prospectus offering shares of Growth Stock dated June 30, 1998 (the "Growth Stock Prospectus"), and the Annual Report to Shareholders of Growth Stock for the fiscal year ended February 28, 1998, which are available upon request without charge from MasterWorks by writing to MasterWorks at 111 Center Street, Little Rock, Arkansas 72201 or by calling 1-888-204-3956. There is also a Statement of Additional Information dated June 30, l998 offering shares of Growth Stock that is part of the SAI. This Statement incorporates by reference the information about Growth Stock in the Growth Stock Prospectus and the SAI.

      The Funds file reports, proxy statements and other information with the SEC. You may inspect and copy these documents and other information at the public reference facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549. You may also obtain copies of these materials from the Public Reference Branch, Office of Filings and Information Services, Securities and Exchange Commission, Washington, D.C. 20549 at prescribed rates or through the SEC's Website at www.sec.gov.

PROPOSAL TWO: APPROVAL OF A PLAN OF LIQUIDATION

     OVERVIEW. On September 16, 1998, the Board determined that, if the Consolidation is not approved by the shareholders of Growth Stock or is not consummated for any other reason, then an orderly liquidation of Growth Stock's assets would be in the best interests of Growth Stock and its shareholders. Accordingly, the MasterWorks Board approved the Liquidation Plan, which provides for the complete liquidation of Growth Stock. If only the Liquidation Plan is approved by the requisite shareholder vote, or if both Plans are approved but the Consolidation Plan cannot be consummated for any reason, MasterWorks will liquidate Growth Stock's assets at market prices and on such terms and conditions as MasterWorks shall determine to be reasonable and in the best interests of Growth Stock and its shareholders.

      REASONS FOR THE LIQUIDATION. Growth Stock is an actively managed fund that invests, through a Master Portfolio, primarily in growth-oriented, small- and medium-sized companies. Wells Fargo Bank, as investment subadviser, individually selects the Fund's investments and the Fund's portfolio turnover rate is high due to its active trading strategy. For the most part, MasterWorks' other funds, whose investments are managed by BGFA, seek to replicate certain indexes or pursue asset allocation strategies. Accordingly, Growth Stock does not fit within MasterWorks' core strategy. Because Growth Stock does not fit within this strategy, and because Growth Stock has experienced relative underperformance, investor demand for this Fund is not strong. The MasterWorks Board is concerned, therefore, that Growth Stock may not be viable on a long-term basis.

              At a MasterWorks Board meeting held on September 16, 1998, before approving the Liquidation Plan, the MasterWorks Board examined all factors that it considered relevant, including that Growth Stock's total return for the twelve months ended August 31, 1998, was -22.24%. The MasterWorks Board recognized that these returns, and the fact that Growth Stock does not fit within MasterWorks' core strategy, make Growth Stock unattractive to new investors. The Board, including all of the Directors who are not "interested persons" of Growth Stock (as that term is defined in the 1940 Act), concluded that a liquidation of Growth Stock was in the best interests of the Fund and its shareholders if the Consolidation with Large Company is not approved. The MasterWorks Board then unanimously adopted resolutions approving the Liquidation Plan and the implementation thereof, if the Consolidation is not approved by shareholders of Growth Stock or is not consummated for any other reason, declaring the proposed liquidation and dissolution advisable and directing that it be submitted to shareholders for consideration. Growth Stock will bear the costs associated with the Liquidation, but because of the co-administrators' assumption of all ordinary expenses of Growth Stock, the costs of the Liquidation will not cause an increase in Growth Stock's expense ratio.

              The MasterWorks Board determined that the Consolidation is preferable to the Liquidation but that the Liquidation is preferable to the continued operation of Growth Stock. Accordingly, if both the Consolidation and the Liquidation are approved by shareholders (assuming all closing conditions are satisfied), the Consolidation will be consummated. The Board is recommending approval of the Liquidation Plan as a "fall-back" in case the Consolidation is not approved or is not consummated for any other reason.

              The liquidation of the assets and termination of Growth Stock will have the effect of permitting Growth Stock's shareholders to invest the liquidation proceeds in investments of their choice.

      In the event that the shareholders do not approve the Consolidation or the Liquidation Plan, the Board will analyze other alternatives for Growth Stock.

      PLAN OF LIQUIDATION OF GROWTH STOCK. The Liquidation Plan provides for the complete liquidation of all of the assets of Growth Stock. If the Consolidation is not approved or is not consummated for any reason, and the Liquidation Plan is approved, BGFA and Wells Fargo will liquidate Growth Stock's assets on such terms and conditions as BGFA and Wells Fargo determine to be reasonable and in the best interests of Growth Stock and its shareholders.

      LIQUIDATION VALUE. If the Liquidation Plan is implemented, as soon as practicable after the sale of all of Growth Stock's portfolio securities and the payment of all of Growth Stock's known liabilities and obligations, each Growth Stock shareholder will receive a distribution in an amount equal to the Growth Stock's remaining assets, plus previously declared and unpaid dividends and distributions (the "Liquidation Distribution").

      FEDERAL INCOME TAX CONSEQUENCES. The following summary provides general information concerning the federal income tax consequences to Growth Stock of the liquidation and dissolution pursuant to the provisions of the Liquidation Plan. This summary also discusses the federal income tax consequences to the shareholders of the receipt of the Liquidation Distribution pursuant to the Liquidation Plan. This discussion, however, addresses only some federal tax considerations. Each investor is urged to consult his or her tax advisor regarding specific questions as to federal, state, local, or foreign taxes.

                  As discussed above, Growth Stock invests all of its assets into a corresponding Master Portfolio of MSIT and, pursuant to the Liquidation Plan, will liquidate its assets by selling its investments. Growth Stock has qualified as a "regulated investment company" under the Code and expects to continue to so qualify until the Consolidation or Liquidation. As a regulated investment company, Growth Stock will be relieved of federal income tax liability on any gain resulting from the sale of its investments under the Liquidation Plan, provided that it distributes all of such gain to its shareholders. Since Growth Stock will distribute all of the proceeds realized by it on sale of its investments, Growth Stock expects that it will not be taxed on any gain resulting from the Liquidation Plan.

                  The receipt by shareholders of the Liquidation Distribution pursuant to the Plan will, however, be treated as a sale of Growth Stock shares and, for shareholders who hold their shares in a taxable account, will result in a taxable capital gain or loss, depending on the amount of the Liquidation Distribution received for the shares and the cost of the shares.

                  A shareholder may be subject to a 31% withholding tax ("backup withholding") on the proceeds received pursuant to the Liquidation Plan if the shareholder has failed to certify that the Taxpayer Identification Number ("TIN") provided by the shareholder is correct and that he or she is not subject to backup withholding, or if the IRS notifies MasterWorks that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a tax payment on the shareholder's federal income tax return.

                  LIQUIDATION DISTRIBUTION. At present, the date on which Growth Stock will be liquidated and on which Growth Stock will pay Liquidation Distributions to its shareholders is uncertain, but it is anticipated that if the Liquidation Plan is implemented, such liquidation would occur on or about December 11, 1998 (the "Liquidation Date"). Shareholders holding Growth Stock shares as of the close of business on the Liquidation Date will receive their Liquidation Distribution on or soon after the Liquidation Date without any further action on their part.

      All shareholders will continue to have the right to redeem their shares of Growth Stock at any time prior to the Consolidation or the Liquidation. Therefore, a shareholder may redeem shares in accordance with redemption procedures set forth in Growth Stock's current Prospectuses and Statement of Additional Information without waiting for Growth Stock to take any action. Growth Stock does not impose any redemption charges.

THE MASTERWORKS BOARD UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS VOTE FOR THE PROPOSED LIQUIDATION OF ASSETS AND DISSOLUTION OF THE FUND PURSUANT TO THE PROVISIONS OF THE LIQUIDATION PLAN.

VOTING INFORMATION

                  The Board of Directors of Growth Stock is soliciting your proxy for the Special Meeting of Shareholders to be held on November 24, 1998 (the "Meeting"), at the principal office of MasterWorks at 111 Center Street, Little Rock, Arkansas, 72201, at 11:00 a.m., Central time, and at all adjournments thereof. You may revoke a proxy at any time at or before the Meeting by giving notice to the Secretary of MasterWorks, at 111 Center Street, Little Rock, Arkansas, 72201, by signing another proxy of a later date or by personally voting at the Meeting. Unless revoked, all valid proxies will be voted in accordance with the specification thereon. In the absence of a specification, valid proxies will be voted for approval of the Consolidation Plan and the Liquidation Plan. If Growth Stock's shareholders approve the Consolidation Plan, Norwest Trust and MasterWorks will deem that approval to constitute approval by Growth Stock's shareholders of a temporary amendment to any investment objective, policy or restriction that would otherwise be inconsistent with or violated upon Growth Stock holding shares of Large Company prior to distributing the shares to the shareholders of Growth Stock in accordance with the Consolidation Plan. If you wish for Growth Stock to liquidate rather than consolidate, you should vote for the Liquidation Plan and against the Consolidation Plan.

      Approval of the Consolidation Plan requires the affirmative vote of the holders of a majority of the outstanding shares of Growth Stock. Approval of the Liquidation Plan also requires the affirmative vote of the holders of a majority of the outstanding shares of Growth Stock. If Growth Stock shareholders approve both the Consolidation Plan and the Liquidation Plan, MasterWorks and Norwest Trust will proceed with the Consolidation, even if a larger proportion of shareholders approve the Liquidation Plan than approve the Consolidation Plan.

      You may vote at the Meeting or any adjournments thereof if you held shares of record of Growth Stock at the close of business on October 9, 1998 (the "Record Date"). The holders of one-third of the shares outstanding of Growth Stock at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for purposes of voting on the proposals at the Meeting.

      The election inspectors will count your vote at the Meeting if cast by proxy or in person. The election inspectors will count:

o votes cast "for" approval of a proposal to determine whether sufficient affirmative votes have been cast;

o shares represented by proxies that reflect abstentions as shares that are present and entitled to vote for purposes of determining the presence of a quorum at the Meeting;

o        an abstention on a proposal as a vote against the proposal; and

o a broker non-vote as a share present for purposes of determining whether a quorum is present but not as a vote for or against any adjournment or as a vote cast for purposes of determining whether sufficient votes have been received to approve a proposal.

Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker lacks discretionary voting authority. Dissenting shareholders do not have any appraisal rights in connection with the Consolidation.

         Each share held entitles you to one vote. A fractional share entitles you to a proportionate fractional vote. As of the Record Date, Growth Stock had 13,691,788.879 shares outstanding.

         In the event that MasterWorks does not receive sufficient votes in favor of either of the proposals set forth in the Notice of Special Meeting by the time scheduled for the Meeting, the persons named as proxies may authorize one or more adjournments of the Meeting with respect to that proposal to permit further solicitation of proxies with respect to that proposal. Any adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of the adjournment those proxies which they are entitled to vote in favor of the proposal. They will vote against any such adjournment those proxies required to be voted against the proposal.

         Norwest Trust is not soliciting votes of Large Company's shareholders in connection with the Consolidation, since their approval or consent is not necessary for the consummation of the Consolidation.

       In addition to the solicitation of proxies by mail or expedited delivery service, the Board of Directors of MasterWorks and employees and agents of SCC and Barclays Global Investors, N.A. may solicit proxies in person or by telephone. Persons holding shares as nominees will be reimbursed upon request for their reasonable expenses in sending soliciting material to their principals. MasterWorks has engaged the proxy solicitation firm of Shareholder Communication Corp. which, for its solicitation services, will receive a fee estimated at $3,000 to $5,000, including reimbursement of out of pocket expenses.

         SHARE OWNERSHIP. As of September 1, 1998, the officers and Trustees of Norwest Trust as a group beneficially owned less than one percent of each class of Large Company's outstanding shares. As of September 1, 1998, to the knowledge of Norwest Trust, no person owned of record or beneficially five percent or more of the outstanding shares of the Large Company. As of September 1, 1998, to the knowledge of MasterWorks, the following persons owned of record or beneficially, five percent or more of the outstanding shares of Growth Stock:

                                                    NAME AND ADDRESS                           PERCENTAGE              NATURE OF
         NAME OF FUND                                OF SHAREHOLDER                              OF FUND               OWNERSHIP
         ------------                                --------------                              -------               ---------

Growth Stock Fund                Fidelity Investments Institutional Operations                    10.33%                Record
                                 Co. As Agent for Employee Benefit Plans
                                 100 Magellan Way
                                 Covington, KY 41015

                                 Wells Fargo Bank                                                 80.50%                Record
                                 401(K) MasterWorks Omnibus Account
                                 420 Montgomery Street
                                 San Francisco, CA 94104


    THE BOARD OF DIRECTORS OF MASTERWORKS UNANIMOUSLY RECOMMENDS APPROVAL OF
        THE CONSOLIDATION PLAN AND, IN ORDER TO ENSURE THAT GROWTH STOCK WILL BE LIQUIDATED IF THE CONSOLIDATION DOES NOT OCCUR, APPROVAL
                            OF THE LIQUIDATION PLAN.

EXHIBIT A - AGREEMENT AND PLAN OF CONSOLIDATION



                                  AGREEMENT AND

                                     PLAN OF

                                  CONSOLIDATION

                                     FOR THE

                                GROWTH STOCK FUND

                            OF MASTERWORKS FUNDS INC.

                                     AND THE

                            LARGE COMPANY GROWTH FUND

                           OF NORWEST ADVANTAGE FUNDS




                                OCTOBER __, 1998



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         This  AGREEMENT  AND PLAN OF  CONSOLIDATION  (the "Plan") is made as of
this  _____  day  of  October,   1998,  by  and  among  MasterWorks  Funds  Inc.
("MasterWorks"), a Maryland corporation, for itself and on behalf of the Growth Stock Fund (the "GS Fund"), Managed Series Investment Trust ("MSIT"), a Delaware business trust, for itself and on behalf of the Growth Stock Master Portfolio (the "GS Master Portfolio") in which the GS Fund invests and Norwest Advantage Funds ("Norwest Trust"), a Delaware business trust, for itself and on behalf of the Large Company Growth Fund (the "LCG Fund").

         WHEREAS, each of MasterWorks, MSIT and Norwest Trust is an open-end management investment company registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"); and

         WHEREAS, the GS Fund pursues its investment objective by investing substantially all of its assets in the GS Master Portfolio and the LCG Fund pursues its investment objective by investing substantially all of its assets in the Large Company Growth Portfolio, a series of Core Trust (Delaware), a Delaware business trust;

         WHEREAS, the parties desire that the assets and liabilities of the GS Fund be conveyed to, and be acquired and assumed by, the LCG Fund, in exchange for shares of equal value of the LCG Fund which shall thereafter promptly be distributed to the shareholders of the GS Fund in connection with its liquidation as described in this Plan (the "Consolidation"); and

         WHEREAS, the parties intend that the Consolidation qualify as a "reorganization," within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and the LCG Fund and GS Fund will each be a "party to a reorganization," within the meaning of Section 368(b) of the Code, with respect to the Consolidation.

         NOW, THEREFORE, in accordance with the mutual promises described herein, the parties agree as follows:

         1.     Conveyance of Assets of GS Fund.

                (a) MasterWorks agrees to endeavor to pay or make reasonable provision to pay all of the liabilities, expenses, costs and charges of the GS Fund that are known to MasterWorks and that are due and payable as of the Closing Date (as defined in Section 9) on or prior to such date.

                (b) At the Effective  Time of the  Consolidation  (as defined in
Section 9), all assets of every kind, and all interests, rights, privileges and powers of the GS Fund, whether or not determinable at the Effective Time of the Consolidation and wherever located, subject to all the liabilities of the GS Fund as of the Effective Time of the Consolidation (the "Fund Assets"), shall be assigned, transferred, delivered and conveyed by the GS Fund to the LCG Fund and shall be accepted and assumed by the LCG Fund, as more particularly set forth in this Plan, such that at and after the Effective Time of the Consolidation (i) all assets of the GS Fund at or after the Effective Time of the Consolidation shall become and be the assets of the LCG Fund and (ii) all liabilities of the GS Fund shall attach to the LCG Fund, enforceable against the LCG Fund to the same extent as if initially incurred by it.

                (c) It is understood and agreed that the Fund Assets shall include all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued), contract rights and receivables (including dividend and interest receivables) owned by the GS Fund, and any deferred or prepaid expenses shown as an asset on the GS Fund's books, and that the liabilities of the GS Fund shall include all liabilities, whether known or unknown, accrued or unaccrued, absolute or contingent, in all cases, existing at the Effective Time of the Consolidation.

                (d) The GS Master Portfolio will liquidate the GS Fund's interest in the GS Master Portfolio through an in-kind redemption, effective at or before the Effective Time of the Consolidation, so that the Fund

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Assets will consist primarily of the portfolio  securities held by the GS Master
Portfolio immediately before the Effective Time of the Consolidation.

                (e) At least fifteen (15) business days prior to the Closing Date, the GS Master Portfolio will provide to the LCG Fund a list of the GS Master Portfolio's securities and other assets and known liabilities (the "Assets List"). It is understood and agreed that the GS Master Portfolio may sell any of the securities or other assets shown on the Assets List prior to the Effective Time of the Consolidation but, from and after the date the Assets List is provided, will not, without the prior approval of the LCG Fund, acquire any additional securities other than securities which Norwest Trust has determined to be consistent with the investment objective, policies and restrictions of the LCG Fund or permit to exist any encumbrances, rights, restrictions or claims not reflected on the Assets List. At least ten (10) business days prior to the Closing Date, the LCG Fund will advise the GS Master Portfolio of any investments of the GS Master Portfolio shown on the Assets List that Norwest Trust has determined are not consistent with the investment objective, policies and restrictions of the LCG Fund. If requested by Norwest Trust, the GS Master Portfolio will dispose of any such securities prior to the Closing Date to the extent practicable and consistent with applicable legal requirements, including the GS Master Portfolio's own investment objectives, policies and restrictions. In addition, if Norwest Trust determines that the portfolios of the GS Master Portfolio and the LCG Fund, when aggregated, would contain investments exceeding certain percentage limitations applicable to the LCG Fund, the GS Master Portfolio, if requested by Norwest Trust, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Effective Time of the Consolidation, to the extent practicable and consistent with applicable legal requirements, including the GS Master Portfolio's own investment objectives, policies and restrictions.

                (f) MasterWorks shall assign, transfer, deliver, and convey the Fund Assets to the LCG Fund on the following basis:

                      (1) In exchange for the transfer of the Fund Assets, the LCG Fund shall simultaneously issue to the GS Fund at the Effective Time of the Consolidation full and fractional A Shares of beneficial interest in the LCG Fund having an aggregate net asset value equal to the net value of the Fund Assets so conveyed, all determined as provided in this Plan. In this regard, the number of full and fractional shares of the LCG Fund delivered to the GS Fund shall be determined by dividing the net value of the Fund Assets, computed in the manner and as of the time and date set forth in this Plan, by the net asset value of one LCG Fund A Share, computed in the manner and as of the time and date set forth in this Plan.

                      (2) The net asset value of shares to be delivered by the LCG Fund, and the net value of the Fund Assets to be conveyed by the GS Fund, shall, in each case, be determined as of the Valuation Time (as defined in Section 3). Each party shall make all computations to the fourth decimal place or such other decimal place as the parties may agree. Norwest Trust shall compute the net asset value of A Shares of the LCG Fund and the net value of the Fund Assets in accordance with its then current valuation procedures.

                      (3) MasterWorks shall transfer the Fund Assets to the LCG Fund's custodian, for the account of the LCG Fund, with all securities not in bearer or book-entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with any required signature guarantees, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and rights pertaining thereto) to the custodian for the account of the LCG Fund free and clear of all liens, encumbrances, rights, restrictions and claims, except those specifically identified to the LCG Fund's custodian and disclosed on the Assets List. All cash transferred shall be in the form of immediately available funds payable to the order of the LCG Fund's custodian for the account of the LCG Fund.

2. Liquidation of GS Fund, Registration of Shares and Access to Records.

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                (a) At the  Effective  Time  of the  Consolidation,  the GS Fund
shall  make  a  liquidating   distribution  to  its   shareholders  as  follows:
Shareholders of record of the GS Fund shall be credited with full and fractional shares of the A Shares of beneficial interest that are issued by the LCG Fund in connection with the Consolidation corresponding to the GS Fund shares that are held of record by the shareholder at the Effective Time of the Consolidation. Each such shareholder also shall have the right to receive any unpaid dividends or other distributions that were declared before the Effective Time of the Consolidation with respect to the GS Fund shares that are held of record by the shareholder at the Effective Time of the Consolidation. Norwest Trust shall record on its books the ownership of the respective LCG Fund shares by such shareholders. All of the issued and outstanding shares of the GS Fund at the Effective Time of the Consolidation shall be redeemed and canceled on the books of MasterWorks at such time. Norwest Trust shall issue certificates representing LCG Fund shares in accordance with the then current LCG Fund prospectuses; provided, however, that Norwest Trust shall issue certificates representing LCG Fund shares to replace certificates representing GS Fund shares only upon the surrender of the certificates representing GS Fund shares. As soon as reasonably possible after the Effective Time of the Consolidation, MasterWorks shall wind up the affairs of the GS Fund and shall file any final regulatory reports, including but not limited to any Form N-SAR and Rule 24f-2 filings, with respect to the GS Fund, and also shall take all other steps as are necessary and proper to effect the termination or declassification of the GS Fund in accordance with all applicable laws.

                (b) If a request shall be made for a change of the registration of shares of LCG Fund to a person other than the shareholder in which the name of the shares are registered in the records of the GS Fund, it shall be a condition of such registration of shares that there be furnished to the LCG Fund an instrument of transfer properly endorsed, accompanied by any required signature guarantees and otherwise in proper form for transfer and, if any of such shares are outstanding in certificated form, the certificate representing such shares, and that the person requesting such registration shall pay to the LCG Fund any transfer or other taxes required by reason of such registration or establish to the reasonable satisfaction of Norwest Trust that such tax has been paid or is not applicable.

                (c) At and after the Closing Date, MasterWorks shall provide Norwest Trust and its transfer agent with immediate access to (a) all records containing the names, addresses and taxpayer identification numbers of all of the GS Fund's shareholders and the number and percentage ownership of the outstanding GS Fund shares owned by each shareholder of the GS Fund, all as of the Effective Time of the Consolidation, and (b) all original documentation (including all applicable Internal Revenue Service forms, certificates, certifications and correspondence) relating to the GS Fund's shareholders' taxpayer identification numbers and their liability for or exemption from back-up withholding.

         3. Valuation Time. The "Valuation Time" shall be the time as of which the net asset value of shares of each of the GS Fund and the LCG Fund is determined pursuant to Norwest Trust's valuation procedures on the Closing Date or such earlier or later time as may be mutually agreed to in writing by the parties hereto.

         4. Certain Representations, Warranties and Agreements of MasterWorks. MasterWorks, on behalf of itself and, where appropriate, the GS Fund, represents and warrants to, and agrees with, Norwest Trust and MSIT as follows:

                (a) MasterWorks is a corporation duly created, validly existing and in good standing under the laws of the State of Maryland. MasterWorks is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

                (b) MasterWorks has the power to own all of its properties and assets, to carry on its business as now being conducted and described in its currently effective Registration Statement on Form N-1A, to enter into this Plan and to consummate the transactions contemplated herein, and has all necessary federal, state and local qualifications and authorizations to own all of its properties and assets, to carry on its business as now being

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conducted  and described in its currently  effective  Registration  Statement on
Form N-1A and to consummate the transactions contemplated herein.

                (c) The execution and delivery of the Plan and the transactions contemplated herein have been duly authorized by the Board of Directors of
MasterWorks.  The  Plan has  been  executed  and  delivered  by duly  authorized
officers  of  MasterWorks,   and  represents  a  valid  and  binding   contract,
enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan does not, and, subject to the approval of shareholders referred to in Section 8, the consummation of the transactions contemplated by this Plan will not, violate MasterWorks' Amended and Restated Articles of Incorporation or By-Laws or any material agreement, obligation, decree or arrangement to which it is a party or by which it or its properties or assets are bound. Except for the approval of shareholders of the GS Fund, no other action by MasterWorks is necessary to authorize its officers to effectuate this Plan and the transactions contemplated herein.

                (d) The GS Fund has qualified as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code, in respect of each taxable year since the commencement of its operations and qualifies and shall continue to qualify as a regulated investment company for its taxable year ending upon its liquidation.

                (e) MasterWorks has valued, and will continue to value, the portfolio securities and other assets of the GS Fund in accordance with applicable legal requirements.

                (f) The materials included within the Form N-14 Registration Statement (the "N-14 Registration Statement") from its effective date with the SEC, through the time of the shareholders meeting referred to in Section 8 and the Effective Time of the Consolidation, insofar as they relate to MasterWorks and the GS Fund: (i) shall comply in all material respects with the applicable provisions of the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act, the rules and regulations thereunder, and state securities laws, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading.

                (g) All of the issued and outstanding shares of the GS Fund have been duly authorized and validly issued and are validly outstanding, fully paid and non-assessable, and were offered for sale and sold in conformity with the registration requirements of all applicable federal and state securities laws. There are no outstanding options, warrants or other rights to subscribe for or purchase any GS Fund shares, nor are there any securities convertible into GS Fund shares.

                (h) MasterWorks shall operate the business of the GS Fund in the ordinary course between the date hereof and the Effective Time of the Consolidation, it being agreed that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions deemed advisable in anticipation of the Consolidation.

                (i) At the Effective Time of the Consolidation, the GS Fund will have good and marketable title to the Fund Assets and full right, power and authority to assign, transfer, deliver and convey such assets.

                (j) The financial statements of the GS Fund for the year ended February 28, 1998, which are audited (the "GS Fund Financial Statements"), copies of which have been previously delivered to Norwest Trust and MSIT, fairly present the financial position of the GS Fund as of the date thereof and the results of its operations and changes in its net assets for the periods indicated and are in accordance with generally accepted accounting principles consistently applied.

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                (k) To the knowledge of MasterWorks, there are no liabilities of the GS Fund, whether or not determined or determinable, other than the liabilities disclosed or provided for in the GS Fund Financial Statements and liabilities incurred in the ordinary course of business subsequent to February 28, 1998 or otherwise previously disclosed in writing to Norwest Trust and MSIT.

                (l) To the knowledge of MasterWorks, there are no claims, actions, suits, investigations or proceedings of any type pending against the GS Fund or its assets or businesses. In addition, to the knowledge of MasterWorks, there are no claims, actions, suits, investigations or proceedings of any type threatened against the GS Fund or its assets or businesses that would materially adversely affect the GS Fund or its assets or businesses or which would prevent or hinder consummation of the transactions contemplated herein. MasterWorks does not have knowledge of any facts that it currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, investigation or proceeding against the GS Fund. For purposes of this provision, investment underperformance or negative investment performance shall not be deemed to constitute such facts, provided all required performance disclosures have been made. The GS Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein.

                (m) Except for contracts, agreements, franchises, licenses or permits entered into or granted in the ordinary course of its business, in each case under which no material default exists, MasterWorks, on behalf of the GS Fund, is not a party to or subject to any material contract, debt instrument, employee benefit plan, lease, franchise, license or permit of any kind or nature whatsoever.

                (n) The federal income tax returns of the GS Fund, copies of which have been previously delivered to Norwest Trust and MSIT, have been filed for all taxable years to and including the taxable year ended February 28, 1998, and all taxes payable pursuant to such returns have been paid. To the best of MasterWorks' knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns. The federal income tax return of GS Fund for the taxable year ended February 28, 1999 will be filed, and any taxes payable pursuant thereto will be paid, on or before their due date, as the same may be properly extended.

                (o) Since February 28, 1998, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the GS Fund. For all purposes under this Plan, investment underperformance, negative investment performance and/or investor redemptions shall not be considered material adverse changes, provided all required performance disclosures have been made.

         5. Certain Representations, Warranties and Agreements of MSIT. MSIT, on behalf of itself and, where appropriate, the GS Master Portfolio, represents and warrants to, and agrees with, MasterWorks and Norwest Trust as follows:

                (a) MSIT is a business trust, duly created, validly existing and in good standing under the laws of the State of Delaware. MSIT is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

                (b) MSIT has the power to own all of its properties and assets, to carry on its business as now being conducted and described in its currently effective Registration Statement on Form N-1A, to enter into this Plan and to consummate the transactions contemplated herein, and has all necessary federal, state and local qualifications and authorizations to own all of its properties and assets, to carry on its business as now being conducted and described in its currently effective Registration Statement on Form N-1A and to consummate the transactions contemplated herein.

                (c) The execution and delivery of the Plan have been duly authorized by the Board of Trustees of MSIT. The Plan has been executed and delivered by duly authorized officers of MSIT, and represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency,

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reorganization,  arrangement,  moratorium  and  other  similar  laws of  general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan does not, and the consummation of the transactions contemplated by this Plan will not, violate the Declaration of Trust (as amended) or By-Laws of MSIT or any material agreement, obligation, decree or arrangement to which it is a party or by which it or its properties or assets are bound. No other action by MSIT is necessary to authorize its officers to effectuate the Plan and the transactions contemplated herein.

                (d) MSIT has qualified the GS Master Portfolio as a partnership under the Code, since its inception and the GS Master Portfolio will continue to so qualify through the Effective Time of the Consolidation.

                (e) MSIT has valued, and will continue to value, the portfolio securities and other assets of the GS Master Portfolio in accordance with applicable legal requirements.

                (f) The materials included within the N-14 Registration Statement from its effective date with the SEC, through the time of the shareholders meeting referred to in Section 8 and the Effective Time of the Consolidation, insofar as they relate to MSIT, (i) shall comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, the rules and regulations thereunder, and state securities laws, and
(ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading.

                (g) All of the issued and outstanding interests in the GS Master Portfolio have been duly authorized and validly issued and are validly outstanding, fully paid and non-assessable, and were offered for sale and sold in conformity with the registration requirements of all applicable federal and state securities laws, or available exemptions therefrom. There are no outstanding options, warrants or other rights to subscribe for or purchase any interests in the GS Master Portfolio, nor are there any securities convertible into interests in the GS Master Portfolio.

                (h) MSIT shall operate the business of the GS Master Portfolio in the ordinary course between the date hereof and the Effective Time of the Consolidation. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions deemed advisable in anticipation of the Consolidation.

                (i) The financial statements of the GS Master Portfolio for the year ended February 28, 1998, which are audited (the "GS Master Portfolio Financial Statements"), copies of which have been previously delivered to MasterWorks and Norwest Trust, fairly present the financial position of the GS Master Portfolio as of the date thereof and the results of its operations and changes in its net assets for the periods indicated and are in accordance with generally accepted accounting principles consistently applied.

                (j) To the knowledge of MSIT, there are no liabilities of the GS Master Portfolio, whether or not determined or determinable, other than the liabilities disclosed or provided for in the GS Master Portfolio Financial Statements and liabilities incurred in the ordinary course of business subsequent to February 28, 1998 or otherwise previously disclosed in writing to MasterWorks and Norwest Trust.

                (k) To the knowledge of MSIT, there are no claims, actions, suits, investigations or proceedings of any type pending against the GS Master Portfolio or its assets or businesses. In addition, to the knowledge of MSIT, there are no claims, actions, suits, investigations or proceedings of any type threatened against the GS Master Portfolio or its assets or businesses that would materially adversely affect the GS Master Portfolio or its assets or businesses or which would prevent or hinder consummation of the transactions contemplated herein. MSIT is not aware of any facts that it currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, investigation or proceeding against the GS Master Portfolio. For purposes of this provision, investment underperformance or negative investment performance shall not be deemed to constitute such facts, provided all required performance disclosures have been made. The GS Master Portfolio is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein.

                (l) Except for contracts, agreements, franchises, licenses or permits entered into or granted in the ordinary course of its business, in each case under which no material default exists, MSIT, on behalf of the GS Master Portfolio, is not a party to or subject to any material contract, debt instrument, employee benefit plan, lease, franchise, license or permit of any kind or nature whatsoever.

                (m) The federal income tax returns of the GS Master Portfolio, copies of which have been previously delivered to MasterWorks and Norwest Trust, have been filed for all taxable years to and including the taxable year ended February 28, 1998, and all taxes payable pursuant to such returns have been paid. To the best of MSIT's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns. The federal income tax return of the GS Master Portfolio for the taxable year ended February 28, 1999 will be filed, and any taxes payable pursuant thereto will be paid, on or before their due date, as the same may be properly extended.

                (n) Since February 28, 1998, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the GS Master Portfolio. For all purposes under this Plan, investment underperformance, negative investment performance and/or investor redemptions shall not be considered material adverse changes, provided all required performance disclosures have been made.

         6. Certain Representations, Warranties and Agreements of Norwest Trust. Norwest Trust, on behalf of itself and, where appropriate, the LCG Fund, represents and warrants to, and agrees with MasterWorks and MSIT as follows:

                (a) Norwest Trust is a business trust duly formed, legally existing and in good standing under the laws of the State of Delaware. Norwest Trust is registered with the SEC as an open-end management investment company under the 1940 Act and such registration is in full force and effect.

                (b) Norwest Trust has the power to own all of its properties and assets, to carry on its business as now being conducted and described in its currently effective Registration Statement on Form N-1A, to enter into this Plan and to consummate the transactions contemplated herein, and has all necessary federal, state and local qualifications and authorizations to own all of its properties and assets, to carry on its business as now being conducted and described in its currently effective Registration Statement on Form N-1A and to consummate the transactions contemplated herein.

                (c) The execution and delivery of the Plan have been duly authorized by the Board of Trustees of Norwest Trust. The Plan has been executed and delivered by duly authorized officers of Norwest Trust, and represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan does not, and the consummation of the transactions contemplated by this Plan will not, violate the Amended and Restated Trust Instrument or By-Laws of Norwest Trust or any material agreement, obligation, decree or arrangement to which it is a party or by which it or its properties or assets are bound. No other action by Norwest Trust is necessary to authorize its officers to effectuate the Plan and the transactions contemplated herein.

                (d) The LCG Fund has qualified as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code in respect of each taxable year since the commencement of its operations and qualifies and shall continue to qualify as a regulated investment company for its current taxable year.

                (e) Norwest Trust has valued, and will continue to value, the portfolio securities and other assets of the LCG Fund in accordance with applicable legal requirements.

                (f) The N-14 Registration Statement, including the proxy materials contained therein, from its effective date with the SEC through the time of the shareholders meeting referred to in Section 8 and at the Effective Time of the Consolidation, insofar as it relates to Norwest Trust, the LCG Fund, the core portfolio in which the LCG Fund invests, or the A Shares of the LCG Fund to be issued pursuant thereto (i) shall comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, the rules and regulations thereunder, and state securities laws, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading.

                (g) The shares of the LCG Fund to be issued and delivered to the GS Fund for the account of the shareholders of the GS Fund, pursuant to the terms hereof, shall have been duly authorized as of the Effective Time of the Consolidation and, when so issued and delivered, shall be duly and validly issued, fully paid and non-assessable, and no shareholder of the LCG Fund shall have any preemptive right of subscription or purchase in respect thereto.

                (h) All of the issued and outstanding shares of the LCG Fund have been duly authorized and validly issued and are validly outstanding, fully paid and non-assessable, and were offered for sale and sold in conformity with the registration requirements of all applicable federal and state securities laws. There are no outstanding options, warrants or other rights to subscribe for or purchase any LCG Fund shares, nor are there any securities convertible into LCG Fund shares.

                (i) Norwest Trust shall operate the business of the LCG Fund in the ordinary course between the date hereof and the Effective Time of the Consolidation. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions deemed advisable in anticipation of the Consolidation.

                (j) The financial statements of the LCG Fund for the year ended May 31, 1998, which are audited (the "LCG Fund Financial Statements"), copies of which have been previously delivered to MasterWorks and MSIT, fairly present the financial position of the LCG Fund as of the date thereof and the results of its operations and changes in its net assets for the periods indicated and are in accordance with generally accepted accounting principles consistently applied.

                (k) To the knowledge of Norwest Trust, there are no liabilities of the LCG Fund, whether or not determined or determinable, other than the liabilities disclosed or provided for in the LCG Fund Financial Statements and liabilities incurred in the ordinary course of business subsequent to May 31, 1998 or otherwise previously disclosed in writing to MasterWorks and MSIT.

                (l) To the knowledge of Norwest Trust, there are no claims, actions, suits, investigations or proceedings of any type pending against the LCG Fund or its assets or businesses. In addition, to the knowledge of Norwest Trust, there are no claims, actions, suits, investigations or proceedings of any type threatened against the LCG Fund or its assets or businesses that would materially adversely affect the LCG Fund or its assets or businesses or which would prevent or hinder consummation of the transactions contemplated herein. Norwest Trust does not have knowledge of any facts that it currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, investigation or proceeding against the LCG Fund. For purposes of this provision, investment underperformance or negative investment performance shall not be deemed to constitute such facts, provided all required performance disclosures have been made. The LCG Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein.

                (m) Except for contracts, agreements, franchises, licenses or permits entered into or granted in the ordinary course of its business, in each case under which no material default exists, Norwest Trust, on behalf of the

LCG Fund, is not a party to or subject to any material contract, debt instrument, employee benefit plan, lease, franchise, license or permit of any kind or nature whatsoever.

                (n) The federal income tax returns of the LCG Fund, copies of which have been previously delivered to MasterWorks and MSIT, have been filed for all taxable years to and including the taxable year ended May 31, 1998, and all taxes payable pursuant to such returns have been paid. To the best of Norwest Trust's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns. The federal income tax return of the LCG Fund for the taxable year ended May 31, 1999 will be filed, and any taxes payable pursuant thereto will be paid, on or before their due date, as the same may be properly extended.

                (o) Since May 31, 1998, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the LCG Fund. For all purposes under this Plan, investment underperformance, negative investment performance and/or investor redemptions shall not be considered material adverse changes, provided all required performance disclosures have been made.

         7. Regulatory Filings. Norwest Trust has prepared and filed, or will promptly prepare and file, an N-14 Registration Statement, which shall include all proxy materials required in connection with the GS Fund shareholder approval referenced in Section 8, with the SEC and, where required, with appropriate state securities regulatory authorities.

         8. Shareholder Action. As soon as practicable after the effective date of the N-14 Registration Statement, MasterWorks shall hold meeting(s) of the shareholders of the GS Fund for the purpose of considering and voting upon:

                (a) approval of this Plan and the Consolidation contemplated hereby; and

                (b) such other matters as may be determined by the Board of Directors of MasterWorks.

         9. Closing Date, Effective Time of the Consolidation. The "Closing Date" shall be December 11, 1998, or such earlier or later date as may be mutually agreed in writing by the parties hereto. Delivery of the Fund Assets and the shares of the LCG Fund to be issued pursuant to Section 1 and the liquidation of the GS Fund pursuant to Section 2 shall occur on the day following the Closing Date, whether or not such day is a business day, or on such other date, and at such place and time, as may be mutually agreed in writing, by the parties hereto. The date and time at which such actions are taken are referred to herein as the "Effective Time of the Consolidation." To the extent any Fund Assets are, for any reason, not transferred to the LCG Fund's custodian at the Effective Time of the Consolidation, MasterWorks shall cause such Fund Assets to be transferred to the LCG Fund's custodian in accordance with this Plan at the earliest practicable date thereafter.

         10. Conditions to MasterWorks and MSIT Obligations. The obligations of MasterWorks and MSIT hereunder shall be subject to the following conditions precedent:

                (a) This Plan and the Consolidation shall have been approved by the Board of Trustees of Norwest Trust and by a majority of the shareholders of the GS Fund in the manner required by applicable law and this Plan.

                (b) All representations and warranties of Norwest Trust made in this Plan shall be true and correct in all material respects as if made at and as of the Valuation Time and the Effective Time of the Consolidation.

                (c) Norwest Trust shall have delivered to MasterWorks a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to MasterWorks and dated as of the Closing Date, to the effect that the representations and warranties of Norwest Trust in this Plan are true and correct at and as of the Valuation Time and that it has approved the Fund Assets as being consistent with its investment objectives, policies and restrictions and that the Fund Assets may otherwise be lawfully acquired by the LCG Fund.

                (d) MasterWorks shall have received an opinion of Seward & Kissel, as counsel to Norwest Trust, in a form reasonably satisfactory to MasterWorks and dated as of the Closing Date, substantially to the effect that
(i) Norwest Trust is a business trust duly formed and legally existing under the laws of the State of Delaware and is an open-end, management investment company registered under the 1940 Act; (ii) the shares of the LCG Fund to be delivered to the GS Fund as provided for by this Plan are duly authorized and upon delivery will be validly issued, fully paid and non-assessable by Norwest Trust;
(iii) this Plan has been duly authorized, executed and delivered by Norwest Trust, and represents a legal, valid and binding contract, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and such counsel shall express no opinion with respect to the application of equitable principles in any proceeding whether at law or in equity; (iv) the execution and delivery of this Plan did not, and the consummation of the transactions contemplated by this Plan will not, violate the Amended and Restated Trust Instrument or By-Laws of Norwest Trust or any material contract known to such counsel to which Norwest Trust is a party or by which it is bound; and (v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Norwest Trust of the transactions contemplated by this Plan, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations under those Acts, such as may be required under state securities laws, such as may be required subsequent to the Effective Time of the Consolidation and such as where the failure to obtain the consent, approval, authorization or order would not have a material adverse effect on the operation of the LCG Fund. Such opinion may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to MasterWorks.

                (e)  MasterWorks  shall  have  received  an  opinion of Seward &
Kissel addressed to Norwest Trust and MasterWorks in a form reasonably satisfactory to them, and dated as of the Closing Date, with respect to the matters specified in Subsection 11(h).

                (f) MasterWorks shall have received (i) a memorandum addressed to Norwest Trust and MasterWorks, in a form reasonably satisfactory to them, prepared by Forum Administrative Services, LLC, or another person approved by the parties, concerning the registration of shares to be issued by Norwest Trust pursuant to this Plan under applicable state securities laws or the exemption from registration under such laws, and (ii) assurance reasonably satisfactory to it that all permits and other authorizations necessary under state securities laws to consummate the transactions contemplated by this Plan have been obtained.

                (g) The N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending the effectiveness shall have been instituted, or to the knowledge of Norwest Trust, contemplated by the SEC.

                (h) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Plan or the transactions contemplated herein.

                (i) The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the transactions contemplated by this Plan under
Section 25(c) of the 1940 Act.

                (j) Norwest Trust shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Valuation Time and the Effective Time of the Consolidation.

                (k) MasterWorks shall have received from Norwest Trust a duly executed instrument whereby the LCG Fund assumes all of the liabilities of GS Fund.

                (l) MasterWorks shall have received a letter from KPMG Peat Marwick LLP addressed to Norwest Trust and MasterWorks in a form reasonably satisfactory to them, and dated as of the Closing Date, to the effect that on the basis of limited procedures as agreed to by Norwest Trust and MasterWorks and described in such letter (but not an examination in accordance with generally accepted auditing standards) (i) nothing came to their attention that caused them to believe that the unaudited pro forma financial statements included in the N-14 Registration Statement do not comply as to form in all material respects with the applicable accounting requirements of Rule 11-02 of Regulation S-X or that the pro forma adjustments have not properly been applied to the historical amounts in the compilation of those amounts, (ii) the data used in the calculation of the current and pro forma expense ratios of the GS Fund and the LCG Fund appearing in the N-14 Registration Statement, including the proxy materials, agree with the underlying accounting records of the GS Fund and the LCG Fund, as appropriate, or to written estimates provided by officers of Norwest Trust or MasterWorks, as appropriate, having responsibility for financial and reporting matters and were found to be mathematically correct, and
(iii) the information relating to the GS Fund and the LCG Fund appearing in the N-14 Registration Statement that is expressed in dollars or percentages of dollars has been obtained from the accounting records of the GS Fund or the LCG Fund, as appropriate, or from schedules prepared by officers of Norwest Trust or MasterWorks, as appropriate, having responsibility for financial and reporting matters and such information is in agreement with such records, schedules or computations made therefrom.

                (m) Except to the extent prohibited by Rule 19b-1 under the 1940 Act, the LCG Fund shall have declared a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing to the LCG Fund shareholders substantially all of its investment company taxable income earned prior to the Closing Date and substantially all of its net capital gain realized prior to such date.

                (n) No party shall have terminated this Plan pursuant to Section 13 hereof.

                (o) Each of MasterWorks and MSIT shall have received such further assurances, including, but not limited to, further assurances from Norwest Trust or any other person, concerning the performance of its obligations hereunder and the consummation of the Consolidation as it shall deem necessary, advisable or appropriate.

         11.  Norwest  Trust  Conditions.   The  obligations  of  Norwest  Trust
hereunder shall be subject to the following conditions precedent:

                (a) This Plan and the Consolidation shall have been approved by the Board of Trustees of MSIT, the Board of Directors of MasterWorks and by a majority of the shareholders of the GS Fund in the manner required by applicable law and this Plan.

                (b) MSIT shall have delivered to Norwest Trust a statement of assets and liabilities of the GS Master Portfolio, showing the tax costs of such securities by lot and the holding periods of such securities, as of the Valuation Time, certified by the Treasurer or Assistant Treasurer of MSIT as having been prepared in accordance with generally accepted accounting principles consistently applied. The statement of assets and liabilities shall indicate which assets, if any, are or, after the Consolidation, will be subject to any restrictions, legal or contractual, on the disposition thereof (including restrictions as to the public offering or sale thereof under the 1933 Act) and which assets, if any, are not readily marketable.

                (c)  MasterWorks  shall  have duly  executed  and  delivered  to
Norwest Trust such bills of sale, assignments, certificates and other instruments of transfer (the "Transfer Documents") as Norwest Trust may deem necessary or desirable to transfer all of the GS Fund's right, title and interest in and to the Fund Assets.

                (d) All representations and warranties of MasterWorks and MSIT made in this Plan shall be true and correct in all material respects as if made at and as of the Valuation Time and the Effective Time of the Consolidation.

                (e) Each of MasterWorks and MSIT shall have delivered to Norwest Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to Norwest Trust and dated as of the Closing Date, to the effect that the representations and warranties of MasterWorks or MSIT, as appropriate, in this Plan are true and correct at and as of the Valuation Time.

                (f) Norwest Trust shall have received an opinion of Morrison & Foerster LLP, as counsel to MasterWorks, in a form reasonably satisfactory to Norwest Trust and dated as of the Closing Date, substantially to the effect that
(i) MasterWorks is a corporation duly established and validly existing under the laws of the State of Maryland and is an open-end, management investment company registered under the 1940 Act; (ii) this Plan and the Transfer Documents have been duly authorized, executed and delivered by MasterWorks and represent legal, valid and binding contracts, enforceable in accordance with their terms, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and such counsel shall express no opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity; (iii) the execution and delivery of this Plan did not, and the consummation of the transactions contemplated by this Plan will not, violate the Amended and Restated Articles of Incorporation or By-Laws of MasterWorks or any material contract known to such counsel to which MasterWorks is a party or by which it is bound; (iv) the only shareholder approvals required with respect to the consummation of the transactions contemplated by this Plan are the approval of a majority of the shareholders of the GS Fund; and (v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by MasterWorks of the transactions contemplated by this Plan, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations under those Acts, such as may be required under state securities laws, such as may be required subsequent to the Effective Time of the Consolidation and such as where the failure to obtain the consent, approval, authorization or order would not have a material adverse effect on the operation of the GS Fund. Such opinion may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to Norwest Trust.

                (g) Norwest Trust shall have received an opinion of Morrison & Foerster LLP, as counsel to MSIT, in a form reasonably satisfactory to Norwest Trust and dated as of the Closing Date, substantially to the effect that (i) MSIT is a business trust duly created and validly existing under the laws of the State of Delaware and is an open-end, management investment company registered under the 1940 Act; (ii) this Plan has been duly authorized, executed and delivered by MSIT and represents a legal, valid and binding contract, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors rights generally and to court decisions with respect thereto, and such counsel shall express no opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity; (iii) the execution and delivery of this Plan did not, and the consummation of the transactions contemplated by this Plan will not, violate the Declaration of Trust (as amended) or By-Laws of MSIT or any material contract known to such counsel to which MSIT is a party or by which it is bound; and (iv) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by MSIT of the transactions contemplated by this Plan, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations under those Acts and such as may be required under state securities laws, such as may be required subsequent to the Effective Time of the Consolidation and such as where failure to obtain the consent, approval, authorization or order would not have a material adverse effect on the operation of the GS Master Portfolio. Such opinion may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to Norwest Trust.

                (h) Norwest Trust shall have received an opinion of Seward & Kissel addressed to Norwest Trust and MasterWorks in a form reasonably satisfactory to them, based upon representations made in certificates provided by Norwest and MasterWorks, their affiliates and/or principal shareholders and dated as of the Closing Date, substantially to the effect that, for federal income tax purposes: (i) the transfer by the GS Fund of all of the Fund Assets to the LCG Fund in exchange for shares of the LCG Fund, and the distribution of such shares to the shareholders of the GS Fund, as provided in this Plan, should constitute a reorganization within the meaning of Section 368(a)(1)(C) of the Code and the LCG Fund and the GS Fund should each be a "party to a reorganization," within the meaning of Section 368(b) of the Code, with respect to this Plan;
(ii) in accordance with Sections 361(a), 361(c)(1) and 357(a) of the Code, no gain or loss should be recognized by the GS Fund as a result of such transactions; (iii) in accordance with Section 1032(a) of the Code, no gain or loss should be recognized by the LCG Fund as a result of such transactions; (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss should be recognized by the shareholders of the GS Fund on the distribution to them by the GS Fund of shares of the LCG Fund in exchange for their shares of the GS Fund;
(v) in accordance with Section 358(a)(1) of the Code, the basis of the LCG Fund shares received by each shareholder of the GS Fund should be the same as the basis of the shareholder's GS Fund shares immediately prior to the transactions;
(vi) in accordance with Section 362(b) of the Code, the basis of the Fund Assets received by the LCG Fund should be the same as the basis of such Fund Assets in the hands of the GS Fund immediately prior to the transactions; (vii) in accordance with Section 1223(l) of the Code, a shareholder's holding period for the LCG Fund shares should be determined by including the period for which the shareholder held the shares of the GS Fund exchanged therefor, provided that the shareholder held such shares of the GS Fund as a capital asset at the Effective Time of the Consolidation; (viii) in accordance with Section 1223(2) of the Code, the holding period of the LCG Fund with respect to the Fund Assets should include the period for which such Fund Assets were held by the GS Fund; and (ix) in accordance with Section 381(a) of the Code, the LCG Fund should succeed to the capital loss carryovers, if any, of the GS Fund, but the use by the LCG Fund of any such capital loss carryovers maybe subject to limitation under Section 383 of the Code.

                (i) The Fund Assets to be transferred to the LCG Fund under this
Plan shall include only assets that have been determined by Norwest Trust to be in accordance with the LCG Fund's investment objective, policies and restrictions and include no assets which the LCG Fund may not otherwise lawfully acquire.

                (j) The N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Norwest Trust, contemplated by the SEC.

                (k) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit or obtain damages or other relief in connection with this Plan or the transactions contemplated herein.

                (l) The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the transactions contemplated by this Plan under
Section 25(c) of the 1940 Act.

                (m) Each of MasterWorks and MSIT shall have performed and complied in all material respects with each of its respective agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Valuation Time and the Effective Time of the Consolidation.

                (n) Norwest Trust shall have received a letter from KPMG Peat Marwick LLP addressed to Norwest Trust and MasterWorks described in Subsection 10(l).

                (o) Except to the extent prohibited by Rule 19b-1 under the 1940 Act, the GS Fund shall have declared a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing to the GS Fund shareholders substantially all of its investment company taxable income earned prior to the Closing Date and substantially all of its net capital gain realized prior to such date.

                (p) No party shall have terminated this Plan pursuant to Section 13 hereof.

                (q) Norwest Trust shall have received such further assurances, including, but not limited to, further assurances from MasterWorks, MSIT or any other person, concerning the performance of its obligations hereunder and the consummation of the Consolidation as it shall deem necessary, advisable or appropriate.

         12. Survival of Representations and Warranties. The representations and
warranties  of  the  parties   hereto  shall  survive  the   completion  of  the
transactions contemplated herein.

         13. Termination of Plan. This Plan may be terminated by a party at or, in the case of Subsection 13(c) below, at any time prior to, the Effective Time of the Consolidation by a vote of a majority of its Board of Directors/Trustees as provided below:

                (a) By  MasterWorks  or  MSIT if the  conditions  set  forth  in
Section 10 are not satisfied as specified in said Section;

                (b) By Norwest Trust if the conditions set forth in Section 11 are not satisfied as specified in said Section; or

                (c) By mutual consent of the parties.

In addition, MasterWorks or Norwest Trust may terminate this Plan at any time prior to the Effective Date of the Consolidation if the party's Board of Directors or Board of Trustees, as appropriate, determines that the consummation of the transactions contemplated herein is not in the best interests of the shareholders of the LCG Fund or the GS Fund, respectively, and gives notice to the other parties hereto. It is understood and agreed that if Norwest Trust terminates this Plan due to a determination by Norwest Trust's Board of Trustees that the consummation of the transactions contemplated herein is not in the best interest of the shareholders of the LCG Fund, Norwest Trust will take reasonable steps to cooperate with MasterWorks in seeking a vote of the shareholders of the GS Fund in favor of a plan of liquidation.

         14. Governing Law. This Plan and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of the State of Delaware, except to the extent preempted by federal law.

         15.    Brokerage Fees and Expenses.

                (a) Each of MasterWorks, MSIT and Norwest Trust represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

                (b) Each of the GS Fund, the GS Master Portfolio and the LCG Fund shall be liable for its own expenses incurred in connection with entering into and carrying out the provisions of this Plan, whether or not the transactions contemplated hereby are consummated.

         16. Amendments. The parties hereto may, by agreement in writing authorized by their respective Boards of Trustees and Board of Directors, amend this Plan at any time before or after approval hereof by the shareholders of the GS Fund, but after such approval, no amendment shall be made that materially alters the obligations of any party hereto. Nothing in this Section 16 shall be deemed to preclude Norwest Trust and MasterWorks from changing the Closing Date or the Effective Time of the Consolidation by mutual agreement.

         17. Waivers. At any time prior to the Closing Date, any party may by written instrument signed by it (i) waive the effect of any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the agreements, covenants or conditions made for its benefit contained herein.

         18. Cooperation. Each party hereto will cooperate with the others in fulfilling its obligations under this Plan and will provide such information and documentation as is reasonably requested by the other in carrying out the terms hereof.

         19. Limitation on Liabilities. It is expressly agreed that (i) the obligations of Norwest Trust and the LCG Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of Norwest Trust personally, but shall bind only the assets and property of the LCG Fund and not the other series of Norwest Trust; (ii) the obligations of MasterWorks and the GS Fund hereunder shall not be binding upon any of the Directors, shareholders, nominees, officers, agents or employees of MasterWorks personally, but shall bind only the assets and property of the GS Fund and not the other series of MasterWorks; and (iii) the obligations of MSIT and the GS Master Portfolio hereunder shall not be binding upon any of the Trustees, interestholders, nominees, officers, agents or employees of MSIT personally, but shall bind only the assets and property of the GS Master Portfolio and not the other series of MSIT. The execution and delivery by the parties' officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the assets and the property of the GS Fund, the GS Master Portfolio and the LCG Fund, respectively.

         20. Notices. Any notice, report, statement, certificate or demand required or permitted by any provision of this Plan shall be in writing and, unless this Plan otherwise provides, shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier to:

                  For Norwest Trust:

                           David I. Goldstein, Esq.
                           Forum Financial Group
                           Two Portland Square
                           Portland, ME 04101

                  With copies to:

                           Anthony C.J. Nuland
                           Seward & Kissel
                           1200 G Street, N.W., Suite 350
                           Washington, DC 20005

                  For MasterWorks and MSIT:

                           Richard H. Blank, Jr.
                           Stephens Inc.
                           111 Center Street
                           Little Rock, AR  72201

                  With copies to:

                           Robert M. Kurucza
                           Marco E. Adelfio
                           Morrison & Foerster LLP
                           2000 Pennsylvania Avenue, N.W., Suite 5500
                           Washington, D.C.  20006

         21. General. This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the agreement between the parties and may not be changed or terminated orally. This Plan may be executed in counterparts, which shall be considered one and the same agreement, and shall become effective when the counterparts have been executed by the parties hereto and delivered to each party hereto. The headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan. Nothing in this Plan, expressed or implied, is intended to confer upon any other person any rights or remedies under or by reason of this Plan. No party hereto may assign or transfer any right or obligation under this Plan without written consent of the other party hereto.

         IN WITNESS WHEREOF, the parties hereto have caused this Plan to be executed by their duly authorized officers designated below as of the date first written above.

                                                     MASTERWORKS FUNDS INC.

ATTEST:

____________________________________________         By:    ______________________________________________
Michael W. Nolte                                            Richard H. Blank, Jr.
Assistant Secretary                                         Chief Operating Officer,
                                                            Secretary and Treasurer


                                                     MANAGED SERIES INVESTMENT
                                                     TRUST

ATTEST:

____________________________________________         By:    ______________________________________________
Michael W. Nolte                                            Richard H. Blank, Jr.
Assistant Secretary                                         Chief Operating Officer,
                                                            Secretary and Treasurer



                                                     NORWEST ADVANTAGE FUNDS

ATTEST:


____________________________________________         By:    ______________________________________________
Name:                                                       Name:
Title:                                                      Title:


EXHIBIT B - PERFORMANCE INFORMATION FOR LARGE COMPANY GROWTH FUND

THIS DISCUSSION WAS WRITTEN FOR THE SHAREHOLDERS OF LARGE COMPANY AND CONTAINED IN LARGE COMPANY'S ANNUAL REPORT TO SHAREHOLDERS FOR THE FISCAL YEAR ENDED MAY 31, 1998. IT RELATES TO THE PERFORMANCE OF LARGE COMPANY'S I SHARES AND MARKET ACTIVITY FOR THE PERIOD ENDED MAY 31, 1998. LARGE COMPANY DID NOT OFFER A SHARES ON MAY 31, 1998.

         For the fiscal year ended May 31, l998, the Large Company Growth Fund gained 32.29%, outperforming both the S&P 500 Index return of 30.67% and the Lipper Growth Average of 25.85%. Returns were spread across a number of holdings. Portfolio leaders included Pfizer, Ericsson, Cisco, and Home Depot. Excellent fundamental results drove the portfolio's returns. Company holdings have grown average earnings per share in excess of 25% over the past twelve months. Unit volume growth was the major factor behind these outstanding earnings gains. Importantly, the portfolio's superior earnings growth gap relative to the S&P 500 Index continued to widen over the past year -- leading to strong relative investment results. The S&P 500 Index earnings growth rate continues to moderate from unsustainably high levels toward a 5%-l0% trend-line. The Large Company Growth Fund invests exclusively in dynamic, high quality growth stocks. Companies that sustain rapid earnings growth for a long period offer investors several advantages. Since earnings growth drives stock prices, these companies should offer above average investment return potential. In addition, due to the sustained growth, their investment cycle is longer than average and these companies' fundamental risk is lower than average. The Fund utilizes a disciplined approach to increase the probability of finding and investing in this select group of growth companies. The portfolio team invests for the long-term to fully participate in these great companies' success.

         The "what you see is what you get" fundamental environment is here. For the past several years (l991-l997) many otherwise average companies have been able to grow earnings well in excess of underlying sales growth. This was unsustainable, and therefore S&P 500 Index earnings growth has naturally been moderating toward the underlying sales growth rate (5%-7%). The Fund's projected 20% long-term earnings growth rate should outshine this average and provide above average long-term investment returns. The overall moderate U.S. economic growth rate and benign inflationary environment should continue to benefit stocks, in general, and superior growth stocks, in particular.

         THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, L998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

         THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES.

               COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
            LARGE COMPANY GROWTH FUND VS. STANDARD & POOR'S 500 INDEX
           ("S&P INDEX") AND LIPPER GROWTH AVERAGE ("LIPPER AVERAGE")

         The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking l0-year records). The result is compared with a broad-based securities market index and a peer based average. The Fund's total return includes operating expenses that reduce returns, while the total return of the Index does not. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                                 -------------------------------
                                                 [Chart reflects performance
                                                 indicated to left]
                                                 -------------------------------

--------------------------------------------------------------------------------
                           Average Annual Total Return
                                as of May 31, 1998
--------------------------------------------------------------------------------

------------------------------- -------------- ---------------- ----------------
                                I Shares*      S&P Index        Lipper Average**
------------------------------- -------------- ---------------- ----------------
One Year                            32.39%        30.67%           25.85%
------------------------------- -------------- ---------------- ----------------
Five Year                           20.39%        22.14%           18.16%
------------------------------- -------------- ---------------- ----------------
Ten Year                            18.97%        18.59%           16.43%
------------------------------- -------------- ---------------- ----------------
Value May 31, l998              $56,861        $55,045          $45,823
------------------------------- -------------- ---------------- ----------------

*Prior to November 11, l994, Norwest Investment Management managed a collective trust fund with investment objectives and policies that were, in all material respects, equivalent to the Fund. The performance of the Fund includes the performance of the predecessor collective investment fund for the periods before it became a mutual fund on November 11, l994. The collective investment fund performance was adjusted to reflect the Fund's l994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the l940 Act, nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the l940 Act and the Internal Revenue Code, which if applicable, may have adversely affected the performance results.

**Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

THE FUND IS PROFESSIONALLY MANAGED WHILE THE INDEX IS UNMANAGED AND IS NOT AVAILABLE FOR INVESTMENT.

EXHIBIT C - PLAN OF LIQUIDATION OF GROWTH STOCK FUND


                               PLAN OF LIQUIDATION
                            OF THE GROWTH STOCK FUND
                            OF MASTERWORKS FUNDS INC.

         MasterWorks Funds Inc., a Maryland corporation (the "Company"), on behalf of its Growth Stock Fund (the "Fund"), shall proceed to a complete liquidation of the Fund according to the procedures set forth in this Plan of Liquidation (the "Plan"). The Fund invests all of its assets in the Growth Stock Master Portfolio (the "Master Portfolio") of Managed Series Instrument Trust ("MSIT"). The Plan has been approved by the Board of Directors of the Company (the "Board") as being advisable and in the best interests of the Fund and its shareholders. The Board has directed that this Plan be submitted to the holders of the outstanding voting shares of the Fund (each a "Shareholder" and, collectively, the "Shareholders"), voting in the aggregate without regard to class, for their approval or rejection at a special meeting of shareholders and has authorized the distribution of a Proxy Statement (the "Proxy Statement") in connection with the solicitation of proxies for such meeting. Upon Shareholder approval of the Plan, and a determination by the appropriate officers of the Company that the Plan of Consolidation approved by the Board (the "Consolidation Plan") will not be consummated on or before December 11, 1998, the Fund shall voluntarily dissolve and completely liquidate in accordance with the requirements of the Maryland General Corporation Law (the "MGCL") and the Internal Revenue Code of 1986, as amended (the "Code"), as follows:

1. ADOPTION OF PLAN. The Plan shall become effective on the date (the "Effective Date"), when both (i) the appropriate officers of the Company determine that the Consolidation Plan will not be consummated on or before December 11, 1998, and
(ii) the Plan is approved by the Shareholders. As soon as practicable after the Effective Date, the Fund shall cease offering and selling its shares, except in connection with preexisting automated investment arrangements.

2. LIQUIDATION AND DISTRIBUTION OF ASSETS. As soon as practicable after the Effective Date and by December 11, 1998 (the "Liquidation Period"), or as soon thereafter as practicable depending on market conditions and consistent with the terms of this Plan, all assets of the Master Portfolio shall be converted to cash or cash equivalents. During the Liquidation Period, Barclays Global Fund Advisors and Wells Fargo Bank, N.A., as investment adviser and investment subadviser, respectively, to the Master Portfolio, shall have the authority to engage in such transactions as may be appropriate in anticipation of the Fund's liquidation and dissolution, including liquidating investments on such terms as they determine to be reasonable and in the best interests of the Fund and its shareholders.

3. PROVISIONS FOR LIABILITIES. To the extent deemed advisable by the appropriate Officers of the Company, the Fund shall pay or discharge or set aside a reserve fund for, or otherwise provide for the payment or discharge of, any liabilities and obligations of the Fund, including, without limitation, contingent liabilities.

4. DISTRIBUTION TO SHAREHOLDERS. As soon as practicable after the Liquidation Period, the Fund shall liquidate and distribute pro rata on the date of liquidation (the "Liquidation Date") to its shareholders of record as of the close of business on December 11, 1998 all of the assets of the Fund in complete cancellation and redemption of all the outstanding shares of the Fund, except for cash, bank deposits or cash equivalents in an estimated amount necessary to
(i) discharge any unpaid liabilities and obligations of the Fund on the Fund's books on the Liquidation Date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the Board shall reasonably deem to exist against the assets of the Fund on the Fund's books.

5. NOTICE AND FILINGS. As soon as practicable after the Effective Date, the Company shall mail notice to the appropriate parties that this Plan has been approved by the Board and the Shareholders and that the Fund will be liquidating its assets, to the extent such notice is required under the MGCL, and file such documents as may be required to effect the liquidation and dissolution of the Fund pursuant to the MGCL. No shareholder shall have any appraisal or dissenters rights in connection with this Plan.

6. AMENDMENT OR ABANDONMENT OF PLAN. The Board may modify or amend this Plan at any time without Shareholder approval if it determines that such action would be advisable and in the best interests of the Fund and its Shareholders. If any amendment or modification appears necessary and in the judgment of the Board will materially and adversely affect the interests of the Shareholders, such an amendment or modification will be submitted to the Shareholders for approval. In addition, the Board may abandon this Plan without Shareholder approval at any time prior to the Liquidation Date if it determines that abandonment would be advisable and in the best interests of the Fund and its Shareholders.

7. POWERS OF BOARD AND OFFICERS. The Board and the officers of the Fund are authorized to approve such changes to the terms of any of the transactions referred to herein, to interpret any of the provisions of this Plan, and to make, execute and deliver such other agreements, conveyances, assignments, transfers, certificates and other documents and take such other action as the Board and the officers of the Fund deem necessary or desirable in order to carry out the provisions of this Plan and effect the complete liquidation and dissolution of the Fund in accordance with the Code and the MGCL.

8. TERMINATION OF BUSINESS OPERATIONS. As soon as practicable after the Effective Date, the Fund shall cease to conduct business except as shall be
necessary  in  connection   with  the   effectuation   of  its  liquidation  and
dissolution.

9. EXPENSES. The expenses of carrying out the terms of this Plan shall be borne by the Fund, whether or not the liquidation contemplated by this Plan is effected.

                                TABLE OF CONTENTS
                                                                       PAGE

Introduction.............................................................1

Proposal One: Approval of an Agreement
     and Plan of Consolidation...........................................3

          Summary........................................................3
          Expense Information............................................3
          Reasons for the Consolidation..................................5
          Comparison of Investment Objectives, Policies
             and Risk Considerations.....................................6
          Information about the Consolidation............................9
          Comparison of Investment Advisers.............................11
          Comparison of Service Providers...............................12
          Advisory, Distribution and Other Fees; Expense Ratios.........13
          Comparison of Purchase and Redemption
             Procedures and Exchange Rights.............................14
          Comparison of Business Structures.............................14
          Information about the Funds...................................15

Proposal Two: Approval of a Plan of Liquidation.........................16

Voting Information......................................................17

Exhibit A: Agreement and Plan of Consolidation.........................A-1
Exhibit B: Performance Information.....................................B-1
Exhibit C: Plan of Liquidation.........................................C-1